Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Corporate Bonds (98.7%)
Finance (16.5%)
Banking (8.7%)
Ally Financial Inc.	8.000%	11/1/31	2,968	3,743
Ally Financial Inc.	8.000%	11/1/31	2,025	2,494
American Express Co.	4.050%	12/3/42	1,768	2,094
Bank of America Corp.	6.110%	1/29/37	5,900	8,066
1 Bank of America Corp.	4.244%	4/24/38	3,455	4,069
Bank of America Corp.	7.750%	5/14/38	2,318	3,678
Bank of America Corp.	5.875%	2/7/42	2,076	2,975
Bank of America Corp.	5.000%	1/21/44	2,247	2,944
Bank of America Corp.	4.875%	4/1/44	967	1,259
Bank of America Corp.	4.750%	4/21/45	1,696	2,101
1 Bank of America Corp.	4.443%	1/20/48	4,980	6,121
1 Bank of America Corp.	3.946%	1/23/49	1,235	1,438
1 Bank of America Corp.	4.330%	3/15/50	6,850	8,446
1 Bank of America Corp.	4.083%	3/20/51	10,880	12,962
Bank of America NA	6.000%	10/15/36	1,742	2,415
Barclays plc	5.250%	8/17/45	2,730	3,499
Barclays plc	4.950%	1/10/47	1,910	2,352
Citigroup Inc.	6.625%	6/15/32	1,516	2,012
Citigroup Inc.	5.875%	2/22/33	293	366
Citigroup Inc.	6.000%	10/31/33	2,227	2,826
Citigroup Inc.	6.125%	8/25/36	290	377
1 Citigroup Inc.	3.878%	1/24/39	2,012	2,225
Citigroup Inc.	8.125%	7/15/39	4,006	6,762
1 Citigroup Inc.	5.316%	3/26/41	300	393
Citigroup Inc.	5.875%	1/30/42	3,587	5,078
Citigroup Inc.	6.675%	9/13/43	1,350	1,948
Citigroup Inc.	5.300%	5/6/44	647	817
Citigroup Inc.	4.650%	7/30/45	1,584	1,955
Citigroup Inc.	4.750%	5/18/46	6,754	8,125
1 Citigroup Inc.	4.281%	4/24/48	299	351
Citigroup Inc.	4.650%	7/23/48	5,953	7,382
Cooperatieve Rabobank UA	5.250%	5/24/41	4,170	5,760
Cooperatieve Rabobank UA	5.750%	12/1/43	2,190	2,951
Cooperatieve Rabobank UA	5.250%	8/4/45	1,829	2,341
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,055	5,022
Credit Suisse USA Inc.	7.125%	7/15/32	1,117	1,640
Fifth Third Bancorp	8.250%	3/1/38	1,737	2,583
First Republic Bank	4.375%	8/1/46	773	880
First Republic Bank	4.625%	2/13/47	1,050	1,242
Goldman Sachs Capital I	6.345%	2/15/34	1,097	1,415
Goldman Sachs Group Inc.	6.125%	2/15/33	2,052	2,814
Goldman Sachs Group Inc.	6.450%	5/1/36	2,686	3,558
Goldman Sachs Group Inc.	6.750%	10/1/37	11,057	15,402
1 Goldman Sachs Group Inc.	4.017%	10/31/38	4,037	4,480

1 Goldman Sachs Group Inc.	4.411%	4/23/39	1,300	1,493
Goldman Sachs Group Inc.	6.250%	2/1/41	2,162	3,054
Goldman Sachs Group Inc.	4.800%	7/8/44	4,576	5,647
Goldman Sachs Group Inc.	5.150%	5/22/45	4,414	5,565
Goldman Sachs Group Inc.	4.750%	10/21/45	2,186	2,735
HSBC Bank USA NA	7.000%	1/15/39	2,410	3,517
HSBC Holdings plc	7.625%	5/17/32	961	1,352
HSBC Holdings plc	6.500%	5/2/36	3,890	5,175
HSBC Holdings plc	6.500%	9/15/37	6,170	8,330
HSBC Holdings plc	6.800%	6/1/38	810	1,115
HSBC Holdings plc	6.100%	1/14/42	2,336	3,252
HSBC Holdings plc	5.250%	3/14/44	2,682	3,261
JPMorgan Chase & Co.	8.750%	9/1/30	308	461
JPMorgan Chase & Co.	6.400%	5/15/38	5,590	8,284
1 JPMorgan Chase & Co.	3.882%	7/24/38	4,831	5,517
JPMorgan Chase & Co.	5.500%	10/15/40	4,020	5,490
1 JPMorgan Chase & Co.	3.109%	4/22/41	2,300	2,401
JPMorgan Chase & Co.	5.600%	7/15/41	757	1,066
JPMorgan Chase & Co.	5.400%	1/6/42	4,435	6,046
JPMorgan Chase & Co.	5.625%	8/16/43	1,157	1,586
JPMorgan Chase & Co.	4.850%	2/1/44	795	1,044
JPMorgan Chase & Co.	4.950%	6/1/45	2,088	2,712
1 JPMorgan Chase & Co.	4.260%	2/22/48	3,618	4,345
1 JPMorgan Chase & Co.	4.032%	7/24/48	2,730	3,191
1 JPMorgan Chase & Co.	3.964%	11/15/48	7,355	8,532
1 JPMorgan Chase & Co.	3.897%	1/23/49	5,256	6,027
1 JPMorgan Chase & Co.	3.109%	4/22/51	2,400	2,438
Lloyds Banking Group plc	5.300%	12/1/45	2,343	2,915
Lloyds Banking Group plc	4.344%	1/9/48	2,410	2,639
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,360	1,587
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,205	2,540
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	1,185	1,299
1 Mizuho Financial Group Inc.	2.591%	5/25/31	100	101
Morgan Stanley	7.250%	4/1/32	2,035	2,979
1 Morgan Stanley	3.971%	7/22/38	4,162	4,773
1 Morgan Stanley	4.457%	4/22/39	2,073	2,512
Morgan Stanley	6.375%	7/24/42	741	1,108
Morgan Stanley	4.300%	1/27/45	6,835	8,286
Morgan Stanley	4.375%	1/22/47	1,145	1,431
1 Morgan Stanley	5.597%	3/24/51	5,690	8,245
Regions Bank	6.450%	6/26/37	920	1,186
Regions Financial Corp.	7.375%	12/10/37	996	1,357
Wachovia Corp.	7.500%	4/15/35	795	1,117
Wachovia Corp.	5.500%	8/1/35	2,165	2,715
Wells Fargo & Co.	5.375%	2/7/35	1,452	1,898
1 Wells Fargo & Co.	3.068%	4/30/41	9,825	9,861
Wells Fargo & Co.	5.375%	11/2/43	5,778	7,373
Wells Fargo & Co.	5.606%	1/15/44	1,215	1,612
Wells Fargo & Co.	4.650%	11/4/44	3,955	4,697
Wells Fargo & Co.	3.900%	5/1/45	5,425	6,101
Wells Fargo & Co.	4.900%	11/17/45	2,730	3,307
Wells Fargo & Co.	4.400%	6/14/46	3,349	3,772
Wells Fargo & Co.	4.750%	12/7/46	2,269	2,690
1 Wells Fargo & Co.	5.013%	4/4/51	9,000	11,846
Wells Fargo & Co.	5.950%	12/1/86	593	685
Wells Fargo Bank NA	5.950%	8/26/36	1,725	2,289
Wells Fargo Bank NA	5.850%	2/1/37	1,638	2,200

Wells Fargo Bank NA	6.600%	1/15/38	2,663	3,746
Westpac Banking Corp.	4.421%	7/24/39	1,850	2,055

Brokerage (0.5%)
BlackRock Inc.	1.900%	1/28/31	2,485	2,547
Brookfield Finance Inc.	4.700%	9/20/47	1,738	1,790
Brookfield Finance LLC	3.450%	4/15/50	1,355	1,158
CME Group Inc.	5.300%	9/15/43	1,096	1,613
CME Group Inc.	4.150%	6/15/48	370	495
Intercontinental Exchange Inc.	2.100%	6/15/30	2,205	2,234
Intercontinental Exchange Inc.	4.250%	9/21/48	1,569	1,923
Intercontinental Exchange Inc.	3.000%	6/15/50	3,000	3,004
Invesco Finance plc	5.375%	11/30/43	733	794
Jefferies Group LLC	6.250%	1/15/36	853	934
Jefferies Group LLC	6.500%	1/20/43	484	521
Legg Mason Inc.	5.625%	1/15/44	1,355	1,619
Nasdaq Inc.	3.250%	4/28/50	990	1,011
Raymond James Financial Inc.	4.950%	7/15/46	1,642	1,899

Finance Companies (0.6%)
GATX Corp.	4.000%	6/30/30	1,070	1,110
GATX Corp.	5.200%	3/15/44	305	353
2 GE Capital Funding LLC	4.550%	5/15/32	600	627
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	22,519	22,457

Insurance (5.8%)
Aetna Inc.	6.625%	6/15/36	490	680
Aetna Inc.	6.750%	12/15/37	871	1,193
Aetna Inc.	4.500%	5/15/42	872	1,000
Aetna Inc.	4.125%	11/15/42	1,383	1,532
Aetna Inc.	4.750%	3/15/44	785	937
Aetna Inc.	3.875%	8/15/47	1,815	1,965
Aflac Inc.	4.000%	10/15/46	768	850
Aflac Inc.	4.750%	1/15/49	1,875	2,328
Alleghany Corp.	4.900%	9/15/44	872	1,002
Allstate Corp.	5.350%	6/1/33	319	431
Allstate Corp.	5.550%	5/9/35	1,046	1,474
Allstate Corp.	5.950%	4/1/36	35	48
Allstate Corp.	4.500%	6/15/43	436	544
Allstate Corp.	4.200%	12/15/46	605	741
Allstate Corp.	3.850%	8/10/49	1,640	1,923
1 Allstate Corp.	6.500%	5/15/57	1,070	1,229
American Financial Group Inc.	4.500%	6/15/47	1,183	1,120
American International Group Inc.	3.400%	6/30/30	3,064	3,214
American International Group Inc.	3.875%	1/15/35	2,368	2,539
American International Group Inc.	4.700%	7/10/35	1,002	1,159
American International Group Inc.	6.250%	5/1/36	1,305	1,639
American International Group Inc.	4.500%	7/16/44	2,717	3,023
American International Group Inc.	4.800%	7/10/45	2,000	2,309
American International Group Inc.	4.750%	4/1/48	1,827	2,087
American International Group Inc.	4.375%	6/30/50	2,290	2,515
American International Group Inc.	4.375%	1/15/55	2,304	2,455
1 American International Group Inc.	8.175%	5/15/68	487	601
Anthem Inc.	5.950%	12/15/34	691	954
Anthem Inc.	5.850%	1/15/36	500	670
Anthem Inc.	6.375%	6/15/37	395	539

Anthem Inc.	4.625%	5/15/42	1,728	2,104
Anthem Inc.	4.650%	1/15/43	1,997	2,447
Anthem Inc.	5.100%	1/15/44	1,008	1,298
Anthem Inc.	4.650%	8/15/44	801	979
Anthem Inc.	4.375%	12/1/47	3,597	4,333
Anthem Inc.	4.550%	3/1/48	1,685	2,087
Anthem Inc.	3.700%	9/15/49	750	831
Anthem Inc.	3.125%	5/15/50	1,910	1,956
Aon Corp.	6.250%	9/30/40	580	813
Aon plc	4.600%	6/14/44	1,241	1,474
Aon plc	4.750%	5/15/45	1,044	1,289
Arch Capital Finance LLC	5.031%	12/15/46	1,028	1,258
Arch Capital Group Ltd.	7.350%	5/1/34	205	302
Arch Capital Group US Inc.	5.144%	11/1/43	828	1,016
AXA SA	8.600%	12/15/30	1,683	2,373
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	453	641
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,499	3,137
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,933	2,378
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	2,256	2,813
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,820	4,783
Berkshire Hathaway Inc.	4.500%	2/11/43	1,376	1,761
Brighthouse Financial Inc.	4.700%	6/22/47	2,110	1,848
Chubb Corp.	6.000%	5/11/37	1,161	1,643
Chubb Corp.	6.500%	5/15/38	1,789	2,679
Chubb INA Holdings Inc.	6.700%	5/15/36	20	30
Chubb INA Holdings Inc.	4.150%	3/13/43	1,262	1,545
Chubb INA Holdings Inc.	4.350%	11/3/45	1,859	2,375
Cincinnati Financial Corp.	6.125%	11/1/34	669	913
Equitable Holdings Inc.	5.000%	4/20/48	2,844	2,912
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	813	875
Hartford Financial Services Group Inc.	5.950%	10/15/36	269	342
Hartford Financial Services Group Inc.	6.100%	10/1/41	836	1,104
Hartford Financial Services Group Inc.	4.300%	4/15/43	663	732
Hartford Financial Services Group Inc.	4.400%	3/15/48	1,660	1,888
Hartford Financial Services Group Inc.	3.600%	8/19/49	913	930
Humana Inc.	4.625%	12/1/42	1,399	1,683
Humana Inc.	4.950%	10/1/44	1,349	1,730
Humana Inc.	4.800%	3/15/47	790	1,007
Humana Inc.	3.950%	8/15/49	990	1,133
Lincoln National Corp.	3.400%	1/15/31	100	104
Lincoln National Corp.	6.300%	10/9/37	703	856
Lincoln National Corp.	7.000%	6/15/40	968	1,303
Lincoln National Corp.	4.350%	3/1/48	661	694
Lincoln National Corp.	4.375%	6/15/50	1,000	1,074
Loews Corp.	4.125%	5/15/43	1,861	1,972
Manulife Financial Corp.	5.375%	3/4/46	1,440	1,869
Markel Corp.	5.000%	4/5/46	1,165	1,332
Markel Corp.	4.300%	11/1/47	510	531
Markel Corp.	5.000%	5/20/49	750	864
Markel Corp.	4.150%	9/17/50	1,080	1,106
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	1,715	1,728
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	833	1,129
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,355	2,923
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	883	1,080
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	535	641
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,185	1,572
MetLife Inc.	6.500%	12/15/32	709	1,005

MetLife Inc.	6.375%	6/15/34	650	928
MetLife Inc.	5.700%	6/15/35	2,428	3,360
MetLife Inc.	5.875%	2/6/41	829	1,121
MetLife Inc.	4.125%	8/13/42	2,085	2,394
MetLife Inc.	4.875%	11/13/43	2,055	2,574
MetLife Inc.	4.721%	12/15/44	417	513
MetLife Inc.	4.050%	3/1/45	1,040	1,192
MetLife Inc.	4.600%	5/13/46	2,449	3,002
1 MetLife Inc.	6.400%	12/15/66	2,652	3,050
1 MetLife Inc.	10.750%	8/1/69	378	570
1 Nationwide Financial Services Inc.	6.750%	5/15/87	748	841
Principal Financial Group Inc.	6.050%	10/15/36	490	644
Principal Financial Group Inc.	4.625%	9/15/42	988	1,154
Principal Financial Group Inc.	4.350%	5/15/43	903	1,012
Principal Financial Group Inc.	4.300%	11/15/46	893	1,014
Progressive Corp.	6.625%	3/1/29	1	1
Progressive Corp.	6.250%	12/1/32	1,050	1,503
Progressive Corp.	4.350%	4/25/44	950	1,204
Progressive Corp.	3.700%	1/26/45	385	451
Progressive Corp.	4.125%	4/15/47	1,371	1,725
Progressive Corp.	4.200%	3/15/48	2,288	2,929
Progressive Corp.	3.950%	3/26/50	800	1,002
Prudential Financial Inc.	5.750%	7/15/33	731	979
Prudential Financial Inc.	5.700%	12/14/36	24	32
Prudential Financial Inc.	6.625%	12/1/37	763	1,114
Prudential Financial Inc.	3.000%	3/10/40	100	100
Prudential Financial Inc.	6.625%	6/21/40	260	373
Prudential Financial Inc.	6.200%	11/15/40	620	847
Prudential Financial Inc.	5.100%	8/15/43	516	595
Prudential Financial Inc.	4.600%	5/15/44	604	694
Prudential Financial Inc.	3.905%	12/7/47	2,355	2,508
Prudential Financial Inc.	4.418%	3/27/48	1,325	1,499
Prudential Financial Inc.	3.935%	12/7/49	2,336	2,491
Prudential Financial Inc.	4.350%	2/25/50	2,560	2,895
Prudential Financial Inc.	3.700%	3/13/51	1,315	1,376
Selective Insurance Group Inc.	5.375%	3/1/49	580	648
Transatlantic Holdings Inc.	8.000%	11/30/39	693	991
Travelers Cos. Inc.	6.750%	6/20/36	385	572
Travelers Cos. Inc.	6.250%	6/15/37	5	7
Travelers Cos. Inc.	5.350%	11/1/40	1,435	1,961
Travelers Cos. Inc.	4.600%	8/1/43	1,663	2,140
Travelers Cos. Inc.	4.300%	8/25/45	1,063	1,337
Travelers Cos. Inc.	3.750%	5/15/46	1,013	1,180
Travelers Cos. Inc.	4.000%	5/30/47	1,163	1,408
Travelers Cos. Inc.	4.050%	3/7/48	1,146	1,418
Travelers Cos. Inc.	4.100%	3/4/49	890	1,105
Travelers Cos. Inc.	2.550%	4/27/50	500	484
Travelers Property Casualty Corp.	6.375%	3/15/33	375	548
UnitedHealth Group Inc.	4.625%	7/15/35	2,266	2,957
UnitedHealth Group Inc.	5.800%	3/15/36	1,932	2,675
UnitedHealth Group Inc.	6.500%	6/15/37	220	325
UnitedHealth Group Inc.	6.625%	11/15/37	1,600	2,405
UnitedHealth Group Inc.	6.875%	2/15/38	673	1,038
UnitedHealth Group Inc.	3.500%	8/15/39	3,128	3,591
UnitedHealth Group Inc.	2.750%	5/15/40	1,045	1,079
UnitedHealth Group Inc.	5.700%	10/15/40	859	1,250
UnitedHealth Group Inc.	5.950%	2/15/41	693	1,005

UnitedHealth Group Inc.	4.625%	11/15/41	1,465	1,890
UnitedHealth Group Inc.	4.375%	3/15/42	1,273	1,577
UnitedHealth Group Inc.	3.950%	10/15/42	544	643
UnitedHealth Group Inc.	4.250%	3/15/43	1,923	2,380
UnitedHealth Group Inc.	4.750%	7/15/45	3,802	5,036
UnitedHealth Group Inc.	4.200%	1/15/47	1,885	2,352
UnitedHealth Group Inc.	4.250%	4/15/47	405	503
UnitedHealth Group Inc.	3.750%	10/15/47	2,193	2,552
UnitedHealth Group Inc.	4.250%	6/15/48	880	1,100
UnitedHealth Group Inc.	4.450%	12/15/48	2,518	3,256
UnitedHealth Group Inc.	3.700%	8/15/49	1,820	2,152
UnitedHealth Group Inc.	2.900%	5/15/50	2,390	2,482
UnitedHealth Group Inc.	3.875%	8/15/59	3,013	3,585
UnitedHealth Group Inc.	3.125%	5/15/60	1,960	2,068
Unum Group	5.750%	8/15/42	1,400	1,352
Unum Group	4.500%	12/15/49	290	249
Voya Financial Inc.	5.700%	7/15/43	561	685
Voya Financial Inc.	4.800%	6/15/46	907	1,038
Willis North America Inc.	5.050%	9/15/48	1,055	1,305
Willis North America Inc.	3.875%	9/15/49	1,415	1,517
WR Berkley Corp.	4.750%	8/1/44	859	963
XLIT Ltd.	5.250%	12/15/43	562	749
XLIT Ltd.	5.500%	3/31/45	985	1,277

Real Estate Investment Trusts (0.9%)
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	875	1,046
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	1,406	1,705
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	1,863	2,002
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	530	659
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,390	1,555
AvalonBay Communities Inc.	2.450%	1/15/31	865	890
AvalonBay Communities Inc.	3.900%	10/15/46	1,030	1,171
AvalonBay Communities Inc.	4.150%	7/1/47	783	935
Boston Properties LP	3.250%	1/30/31	1,315	1,360
Camden Property Trust	3.350%	11/1/49	400	407
Duke Realty LP	3.050%	3/1/50	730	688
ERP Operating LP	4.500%	7/1/44	912	1,120
ERP Operating LP	4.500%	6/1/45	1,008	1,250
ERP Operating LP	4.000%	8/1/47	458	533
Essex Portfolio LP	2.650%	3/15/32	2,025	2,009
Essex Portfolio LP	4.500%	3/15/48	205	234
Federal Realty Investment Trust	4.500%	12/1/44	1,188	1,251
Healthpeak Properties Inc.	6.750%	2/1/41	469	608
Kimco Realty Corp.	4.250%	4/1/45	1,087	964
Kimco Realty Corp.	4.125%	12/1/46	508	440
Kimco Realty Corp.	4.450%	9/1/47	645	583
Kimco Realty Corp.	3.700%	10/1/49	640	526
National Retail Properties Inc.	4.800%	10/15/48	550	538
National Retail Properties Inc.	3.100%	4/15/50	645	481
Prologis LP	4.375%	9/15/48	390	480
Prologis LP	3.000%	4/15/50	1,450	1,445
Realty Income Corp.	3.250%	1/15/31	620	637
Realty Income Corp.	4.650%	3/15/47	1,371	1,628
Regency Centers LP	4.400%	2/1/47	820	833
Regency Centers LP	4.650%	3/15/49	705	731
Simon Property Group LP	6.750%	2/1/40	365	473
Simon Property Group LP	4.750%	3/15/42	570	583

Simon Property Group LP	4.250%	10/1/44	1,438	1,375
Simon Property Group LP	4.250%	11/30/46	1,611	1,532
Simon Property Group LP	3.250%	9/13/49	1,770	1,442
UDR Inc.	3.000%	8/15/31	1,615	1,638
UDR Inc.	3.100%	11/1/34	15	15
Ventas Realty LP	4.750%	11/15/30	585	611
Ventas Realty LP	5.700%	9/30/43	259	273
Ventas Realty LP	4.375%	2/1/45	73	65
Ventas Realty LP	4.875%	4/15/49	872	838
Welltower Inc.	6.500%	3/15/41	1,149	1,366
Welltower Inc.	4.950%	9/1/48	760	784
				710,160
Industrial (70.1%)
Basic Industry (3.5%)
Air Products and Chemicals Inc.	2.700%	5/15/40	1,750	1,811
Air Products and Chemicals Inc.	2.800%	5/15/50	1,800	1,886
Albemarle Corp.	5.450%	12/1/44	805	815
Barrick Gold Corp.	6.450%	10/15/35	224	304
Barrick Gold Corp.	5.250%	4/1/42	795	1,035
Barrick North America Finance LLC	5.700%	5/30/41	1,305	1,745
Barrick North America Finance LLC	5.750%	5/1/43	2,197	3,019
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,007	1,352
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,830	3,398
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,978	4,128
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,150	1,127
Dow Chemical Co.	4.250%	10/1/34	1,873	2,048
Dow Chemical Co.	9.400%	5/15/39	809	1,335
Dow Chemical Co.	5.250%	11/15/41	361	419
Dow Chemical Co.	4.375%	11/15/42	2,704	2,964
Dow Chemical Co.	4.625%	10/1/44	930	1,047
Dow Chemical Co.	5.550%	11/30/48	1,959	2,483
Dow Chemical Co.	4.800%	5/15/49	1,480	1,722
DuPont de Nemours Inc.	5.319%	11/15/38	3,420	4,319
DuPont de Nemours Inc.	5.419%	11/15/48	3,225	4,264
Eastman Chemical Co.	4.800%	9/1/42	1,314	1,443
Eastman Chemical Co.	4.650%	10/15/44	2,253	2,513
Ecolab Inc.	5.500%	12/8/41	850	1,125
Ecolab Inc.	3.950%	12/1/47	1,461	1,766
EI du Pont de Nemours & Co.	2.300%	7/15/30	500	518
FMC Corp.	4.500%	10/1/49	1,452	1,640
Georgia-Pacific LLC	8.875%	5/15/31	353	554
International Flavors & Fragrances Inc.	4.375%	6/1/47	560	565
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,990	2,237
International Paper Co.	5.000%	9/15/35	1,016	1,209
International Paper Co.	7.300%	11/15/39	494	696
International Paper Co.	6.000%	11/15/41	1,105	1,384
International Paper Co.	4.800%	6/15/44	1,753	1,998
International Paper Co.	5.150%	5/15/46	1,580	1,859
International Paper Co.	4.400%	8/15/47	2,414	2,696
International Paper Co.	4.350%	8/15/48	1,102	1,245
Lubrizol Corp.	6.500%	10/1/34	658	1,008
LYB International Finance BV	5.250%	7/15/43	1,320	1,534
LYB International Finance BV	4.875%	3/15/44	2,000	2,290
LYB International Finance III LLC	4.200%	10/15/49	1,770	1,871
LYB International Finance III LLC	4.200%	5/1/50	2,140	2,260
LyondellBasell Industries NV	4.625%	2/26/55	1,364	1,451
Mosaic Co.	5.450%	11/15/33	910	931

Mosaic Co.	4.875%	11/15/41	620	567
Mosaic Co.	5.625%	11/15/43	1,301	1,321
Newmont Corp.	2.250%	10/1/30	650	647
Newmont Corp.	5.875%	4/1/35	862	1,137
Newmont Corp.	6.250%	10/1/39	2,192	3,079
Newmont Corp.	4.875%	3/15/42	2,131	2,605
Newmont Corp.	5.450%	6/9/44	1,231	1,606
Nucor Corp.	6.400%	12/1/37	378	517
Nucor Corp.	5.200%	8/1/43	1,145	1,430
Nucor Corp.	4.400%	5/1/48	1,310	1,519
Nutrien Ltd.	4.125%	3/15/35	363	391
Nutrien Ltd.	7.125%	5/23/36	880	1,147
Nutrien Ltd.	5.875%	12/1/36	1,086	1,298
Nutrien Ltd.	5.625%	12/1/40	190	222
Nutrien Ltd.	6.125%	1/15/41	721	879
Nutrien Ltd.	4.900%	6/1/43	1,248	1,416
Nutrien Ltd.	5.250%	1/15/45	353	418
Nutrien Ltd.	5.000%	4/1/49	1,409	1,736
Packaging Corp. of America	4.050%	12/15/49	540	619
PPG Industries Inc.	2.550%	6/15/30	500	510
Praxair Inc.	3.550%	11/7/42	1,225	1,352
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,118	1,600
Rio Tinto Alcan Inc.	6.125%	12/15/33	349	486
Rio Tinto Alcan Inc.	5.750%	6/1/35	970	1,325
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	777	1,059
Rio Tinto Finance USA plc	4.750%	3/22/42	1,935	2,500
Rio Tinto Finance USA plc	4.125%	8/21/42	1,249	1,531
RPM International Inc.	4.250%	1/15/48	1,610	1,521
Sherwin-Williams Co.	4.000%	12/15/42	872	919
Sherwin-Williams Co.	4.550%	8/1/45	138	161
Sherwin-Williams Co.	4.500%	6/1/47	2,827	3,355
Sherwin-Williams Co.	3.800%	8/15/49	2,662	2,916
Southern Copper Corp.	7.500%	7/27/35	1	1
Southern Copper Corp.	6.750%	4/16/40	3,045	3,924
Southern Copper Corp.	5.250%	11/8/42	3,355	3,747
Southern Copper Corp.	5.875%	4/23/45	1,850	2,212
Teck Resources Ltd.	6.125%	10/1/35	800	826
Teck Resources Ltd.	6.000%	8/15/40	720	698
Teck Resources Ltd.	6.250%	7/15/41	2,000	2,013
Teck Resources Ltd.	5.200%	3/1/42	850	767
Teck Resources Ltd.	5.400%	2/1/43	953	870
Vale Overseas Ltd.	8.250%	1/17/34	283	381
Vale Overseas Ltd.	6.875%	11/21/36	4,058	5,052
Vale Overseas Ltd.	6.875%	11/10/39	1,932	2,410
Vale SA	5.625%	9/11/42	230	255
Westlake Chemical Corp.	5.000%	8/15/46	1,241	1,237
Westlake Chemical Corp.	4.375%	11/15/47	1,206	1,090
WestRock MWV LLC	7.950%	2/15/31	783	1,045
Weyerhaeuser Co.	7.375%	3/15/32	2,424	3,209
WRKCO Inc.	4.200%	6/1/32	1,555	1,753

Capital Goods (6.1%)
3M Co.	5.700%	3/15/37	950	1,319
3M Co.	3.875%	6/15/44	990	1,189
3M Co.	3.125%	9/19/46	718	771
3M Co.	3.625%	10/15/47	767	876
3 3M Co.	4.000%	9/14/48	1,990	2,468

3M Co.	3.250%	8/26/49	1,945	2,161
3M Co.	3.700%	4/15/50	1,250	1,513
ABB Finance USA Inc.	4.375%	5/8/42	589	723
Boeing Co.	6.125%	2/15/33	291	329
Boeing Co.	3.600%	5/1/34	3,130	2,853
Boeing Co.	3.250%	2/1/35	2,710	2,323
Boeing Co.	6.625%	2/15/38	548	600
Boeing Co.	3.550%	3/1/38	930	758
Boeing Co.	3.500%	3/1/39	912	764
Boeing Co.	6.875%	3/15/39	920	1,076
Boeing Co.	5.875%	2/15/40	620	669
Boeing Co.	5.705%	5/1/40	5,970	6,541
Boeing Co.	3.375%	6/15/46	1,158	901
Boeing Co.	3.650%	3/1/47	1,185	990
Boeing Co.	3.625%	3/1/48	1,400	1,171
Boeing Co.	3.850%	11/1/48	1,365	1,173
Boeing Co.	3.900%	5/1/49	2,715	2,351
Boeing Co.	3.750%	2/1/50	530	459
Boeing Co.	5.805%	5/1/50	8,360	9,442
Boeing Co.	3.825%	3/1/59	385	309
Boeing Co.	3.950%	8/1/59	671	594
2 Carrier Global Corp.	3.377%	4/5/40	2,900	2,581
2 Carrier Global Corp.	3.577%	4/5/50	3,750	3,314
Caterpillar Inc.	5.300%	9/15/35	378	500
Caterpillar Inc.	6.050%	8/15/36	833	1,161
Caterpillar Inc.	5.200%	5/27/41	2,624	3,498
Caterpillar Inc.	3.803%	8/15/42	2,574	3,041
Caterpillar Inc.	4.300%	5/15/44	440	552
Caterpillar Inc.	3.250%	9/19/49	2,355	2,604
Caterpillar Inc.	3.250%	4/9/50	2,260	2,500
Caterpillar Inc.	4.750%	5/15/64	1,072	1,424
Crane Co.	4.200%	3/15/48	875	861
Deere & Co.	7.125%	3/3/31	378	550
Deere & Co.	3.900%	6/9/42	2,367	2,845
Deere & Co.	2.875%	9/7/49	1,195	1,248
Deere & Co.	3.750%	4/15/50	1,600	1,941
Dover Corp.	5.375%	10/15/35	850	1,096
Dover Corp.	5.375%	3/1/41	973	1,222
Eaton Corp.	4.000%	11/2/32	1,093	1,244
Eaton Corp.	4.150%	11/2/42	2,078	2,429
Eaton Corp.	3.915%	9/15/47	846	932
Emerson Electric Co.	1.950%	10/15/30	1,425	1,438
Emerson Electric Co.	5.250%	11/15/39	310	409
Emerson Electric Co.	2.750%	10/15/50	1,025	1,017
Fortive Corp.	4.300%	6/15/46	638	682
General Dynamics Corp.	4.250%	4/1/40	1,800	2,227
General Dynamics Corp.	3.600%	11/15/42	667	749
General Dynamics Corp.	4.250%	4/1/50	775	1,012
General Electric Co.	6.750%	3/15/32	6,357	7,623
General Electric Co.	6.150%	8/7/37	2,244	2,562
General Electric Co.	5.875%	1/14/38	5,929	6,519
General Electric Co.	6.875%	1/10/39	2,612	3,123
General Electric Co.	4.250%	5/1/40	1,250	1,217
General Electric Co.	4.125%	10/9/42	517	478
General Electric Co.	4.500%	3/11/44	1,988	1,986
General Electric Co.	4.350%	5/1/50	4,475	4,348
Honeywell International Inc.	1.950%	6/1/30	1,825	1,867

Honeywell International Inc.	5.700%	3/15/36	803	1,114
Honeywell International Inc.	5.700%	3/15/37	328	462
Honeywell International Inc.	5.375%	3/1/41	926	1,290
Honeywell International Inc.	3.812%	11/21/47	1,515	1,842
Honeywell International Inc.	2.800%	6/1/50	1,000	1,051
Howmet Aerospace Inc.	5.950%	2/1/37	850	833
Illinois Tool Works Inc.	4.875%	9/15/41	2,096	2,686
Illinois Tool Works Inc.	3.900%	9/1/42	1,321	1,558
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,115	1,464
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	380	426
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	878	1,002
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	420	482
Johnson Controls International plc	6.000%	1/15/36	795	1,007
Johnson Controls International plc	4.625%	7/2/44	1,772	2,001
Johnson Controls International plc	4.500%	2/15/47	591	675
Johnson Controls International plc	4.950%	7/2/64	1,365	1,584
L3Harris Technologies Inc.	4.854%	4/27/35	364	447
L3Harris Technologies Inc.	6.150%	12/15/40	948	1,296
L3Harris Technologies Inc.	5.054%	4/27/45	969	1,210
Lockheed Martin Corp.	1.850%	6/15/30	675	690
Lockheed Martin Corp.	3.600%	3/1/35	1,353	1,631
Lockheed Martin Corp.	4.500%	5/15/36	1,621	2,045
Lockheed Martin Corp.	6.150%	9/1/36	815	1,191
Lockheed Martin Corp.	5.720%	6/1/40	299	438
Lockheed Martin Corp.	4.850%	9/15/41	770	932
Lockheed Martin Corp.	4.070%	12/15/42	1,985	2,472
Lockheed Martin Corp.	3.800%	3/1/45	3,418	4,148
Lockheed Martin Corp.	4.700%	5/15/46	2,465	3,359
Lockheed Martin Corp.	2.800%	6/15/50	1,450	1,507
Lockheed Martin Corp.	4.090%	9/15/52	1,917	2,483
Martin Marietta Materials Inc.	4.250%	12/15/47	785	806
Masco Corp.	6.500%	8/15/32	140	169
Masco Corp.	4.500%	5/15/47	728	714
Northrop Grumman Corp.	5.150%	5/1/40	945	1,269
Northrop Grumman Corp.	5.050%	11/15/40	406	530
Northrop Grumman Corp.	4.750%	6/1/43	2,542	3,244
Northrop Grumman Corp.	3.850%	4/15/45	2,359	2,712
Northrop Grumman Corp.	4.030%	10/15/47	4,430	5,362
Northrop Grumman Corp.	5.250%	5/1/50	2,150	3,102
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,137	1,674
2 Otis Worldwide Corp.	3.112%	2/15/40	1,485	1,446
2 Otis Worldwide Corp.	3.362%	2/15/50	1,950	1,966
Owens Corning	3.875%	6/1/30	400	405
Owens Corning	7.000%	12/1/36	682	846
Owens Corning	4.300%	7/15/47	1,583	1,502
Owens Corning	4.400%	1/30/48	458	440
Parker-Hannifin Corp.	4.200%	11/21/34	1,028	1,185
Parker-Hannifin Corp.	6.250%	5/15/38	1,330	1,781
Parker-Hannifin Corp.	4.450%	11/21/44	1,302	1,500
Parker-Hannifin Corp.	4.100%	3/1/47	1,421	1,535
Parker-Hannifin Corp.	4.000%	6/14/49	1,000	1,131
Precision Castparts Corp.	3.900%	1/15/43	387	422
Precision Castparts Corp.	4.375%	6/15/45	620	722
Raytheon Co.	4.875%	10/15/40	1,208	1,496
Raytheon Co.	4.700%	12/15/41	353	417
Raytheon Co.	4.200%	12/15/44	553	636
Raytheon Technologies Corp.	2.250%	7/1/30	1,250	1,280

Raytheon Technologies Corp.	5.400%	5/1/35	1,718	2,312
Raytheon Technologies Corp.	6.050%	6/1/36	1,028	1,416
Raytheon Technologies Corp.	6.125%	7/15/38	989	1,403
Raytheon Technologies Corp.	4.450%	11/16/38	1,550	1,873
Raytheon Technologies Corp.	5.700%	4/15/40	2,549	3,493
Raytheon Technologies Corp.	4.500%	6/1/42	7,040	8,599
Raytheon Technologies Corp.	4.150%	5/15/45	2,454	2,910
Raytheon Technologies Corp.	3.750%	11/1/46	2,735	3,094
Raytheon Technologies Corp.	4.050%	5/4/47	2,420	2,855
Raytheon Technologies Corp.	4.625%	11/16/48	1,570	2,031
Raytheon Technologies Corp.	3.125%	7/1/50	1,400	1,482
Republic Services Inc.	6.200%	3/1/40	775	1,092
Republic Services Inc.	5.700%	5/15/41	665	913
Republic Services Inc.	3.050%	3/1/50	785	790
Rockwell Automation Inc.	4.200%	3/1/49	615	760
Rockwell Collins Inc.	4.800%	12/15/43	988	1,193
Rockwell Collins Inc.	4.350%	4/15/47	2,501	2,895
Snap-on Inc.	4.100%	3/1/48	235	269
Snap-on Inc.	3.100%	5/1/50	900	896
Sonoco Products Co.	5.750%	11/1/40	1,168	1,388
Stanley Black & Decker Inc.	5.200%	9/1/40	790	1,015
Stanley Black & Decker Inc.	4.850%	11/15/48	810	1,066
Valmont Industries Inc.	5.000%	10/1/44	975	993
Valmont Industries Inc.	5.250%	10/1/54	954	939
Vulcan Materials Co.	3.500%	6/1/30	1,500	1,579
Vulcan Materials Co.	4.500%	6/15/47	726	768
Vulcan Materials Co.	4.700%	3/1/48	1,315	1,452
Waste Connections Inc.	3.050%	4/1/50	1,000	978
Waste Management Inc.	3.900%	3/1/35	1,569	1,868
Waste Management Inc.	4.000%	7/15/39	852	966
Waste Management Inc.	4.100%	3/1/45	1,854	2,216
Waste Management Inc.	4.150%	7/15/49	1,546	1,897
WW Grainger Inc.	4.600%	6/15/45	1,756	2,156
WW Grainger Inc.	3.750%	5/15/46	840	873
WW Grainger Inc.	4.200%	5/15/47	1,352	1,541
Xylem Inc.	4.375%	11/1/46	364	388

Communication (14.1%)
Activision Blizzard Inc.	4.500%	6/15/47	843	1,050
America Movil SAB de CV	6.375%	3/1/35	869	1,241
America Movil SAB de CV	6.125%	11/15/37	260	352
America Movil SAB de CV	6.125%	3/30/40	4,545	6,233
America Movil SAB de CV	4.375%	7/16/42	971	1,125
America Movil SAB de CV	4.375%	4/22/49	4,754	5,615
American Tower Corp.	3.700%	10/15/49	1,869	2,071
AT&T Inc.	2.750%	6/1/31	1,000	1,007
AT&T Inc.	6.150%	9/15/34	1,627	2,129
AT&T Inc.	4.500%	5/15/35	6,650	7,536
AT&T Inc.	5.250%	3/1/37	5,842	7,133
AT&T Inc.	4.900%	8/15/37	3,728	4,383
AT&T Inc.	6.500%	9/1/37	905	1,219
AT&T Inc.	6.300%	1/15/38	180	237
AT&T Inc.	6.550%	2/15/39	705	942
AT&T Inc.	4.850%	3/1/39	4,275	5,005
AT&T Inc.	6.200%	3/15/40	1,300	1,724
AT&T Inc.	6.350%	3/15/40	1,978	2,625
AT&T Inc.	6.100%	7/15/40	940	1,229

AT&T Inc.	6.000%	8/15/40	4,141	5,337
AT&T Inc.	5.350%	9/1/40	1,776	2,185
AT&T Inc.	6.375%	3/1/41	560	758
AT&T Inc.	6.250%	3/29/41	357	474
AT&T Inc.	3.500%	6/1/41	1,000	1,007
AT&T Inc.	5.550%	8/15/41	861	1,064
AT&T Inc.	5.375%	10/15/41	901	1,107
AT&T Inc.	5.150%	3/15/42	3,212	3,871
AT&T Inc.	4.900%	6/15/42	878	1,020
AT&T Inc.	4.300%	12/15/42	4,324	4,770
AT&T Inc.	5.350%	12/15/43	2,769	3,422
AT&T Inc.	4.650%	6/1/44	978	1,101
AT&T Inc.	4.800%	6/15/44	4,060	4,674
AT&T Inc.	4.350%	6/15/45	4,336	4,797
AT&T Inc.	4.850%	7/15/45	2,385	2,757
AT&T Inc.	4.750%	5/15/46	3,864	4,461
AT&T Inc.	5.150%	11/15/46	3,511	4,285
AT&T Inc.	5.650%	2/15/47	4,119	5,248
AT&T Inc.	5.450%	3/1/47	4,719	6,004
AT&T Inc.	4.500%	3/9/48	8,670	9,883
AT&T Inc.	4.550%	3/9/49	6,074	6,908
AT&T Inc.	5.150%	2/15/50	3,454	4,304
AT&T Inc.	3.650%	6/1/51	2,000	2,018
AT&T Inc.	5.700%	3/1/57	395	518
AT&T Inc.	5.300%	8/15/58	1,270	1,591
AT&T Inc.	3.850%	6/1/60	1,000	1,014
Bell Canada Inc.	4.300%	7/29/49	3,855	4,633
British Telecommunications plc	9.625%	12/15/30	3,799	6,038
Charter Communications Operating LLC /
Charter Communications Operating Capital	2.800%	4/1/31	4,000	3,997
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	3,517	4,571
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	700	836
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	3,588	4,650
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	4,846	5,742
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	4,872	6,007
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	3,110	3,603
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	5,125	5,716
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.700%	4/1/51	3,100	2,984
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,355	1,830
Comcast Corp.	4.250%	10/15/30	3,309	3,998
Comcast Corp.	1.950%	1/15/31	2,400	2,401
Comcast Corp.	4.250%	1/15/33	3,854	4,672
Comcast Corp.	7.050%	3/15/33	685	1,022
Comcast Corp.	4.200%	8/15/34	1,300	1,576
Comcast Corp.	5.650%	6/15/35	1,615	2,280
Comcast Corp.	4.400%	8/15/35	2,463	3,072
Comcast Corp.	6.500%	11/15/35	2,013	2,977
Comcast Corp.	3.200%	7/15/36	1,431	1,546

Comcast Corp.	6.450%	3/15/37	2,930	4,303
Comcast Corp.	6.950%	8/15/37	1,325	1,983
Comcast Corp.	3.900%	3/1/38	790	921
Comcast Corp.	6.400%	5/15/38	1,818	2,646
Comcast Corp.	4.600%	10/15/38	6,421	7,962
Comcast Corp.	3.250%	11/1/39	3,395	3,692
Comcast Corp.	6.400%	3/1/40	2,160	3,222
Comcast Corp.	3.750%	4/1/40	500	570
Comcast Corp.	4.650%	7/15/42	3,109	3,942
Comcast Corp.	4.500%	1/15/43	1,451	1,792
Comcast Corp.	4.750%	3/1/44	947	1,214
Comcast Corp.	4.600%	8/15/45	2,371	2,997
Comcast Corp.	3.400%	7/15/46	286	313
Comcast Corp.	4.000%	8/15/47	2,091	2,479
Comcast Corp.	3.969%	11/1/47	4,014	4,723
Comcast Corp.	4.000%	3/1/48	1,966	2,337
Comcast Corp.	4.700%	10/15/48	7,345	9,595
Comcast Corp.	3.999%	11/1/49	1,480	1,759
Comcast Corp.	3.450%	2/1/50	4,895	5,444
Comcast Corp.	2.800%	1/15/51	3,000	2,945
Comcast Corp.	4.049%	11/1/52	2,810	3,376
Comcast Corp.	4.950%	10/15/58	4,566	6,396
Crown Castle International Corp.	4.750%	5/15/47	2,598	3,201
Crown Castle International Corp.	5.200%	2/15/49	893	1,165
Deutsche Telekom International Finance BV	8.750%	6/15/30	5,130	7,747
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,202	1,939
Discovery Communications LLC	5.000%	9/20/37	2,337	2,549
Discovery Communications LLC	6.350%	6/1/40	1,921	2,344
Discovery Communications LLC	4.950%	5/15/42	1,139	1,197
Discovery Communications LLC	4.875%	4/1/43	2,100	2,213
Discovery Communications LLC	5.200%	9/20/47	1,469	1,630
Discovery Communications LLC	5.300%	5/15/49	317	357
Discovery Communications LLC	4.650%	5/15/50	2,250	2,404
Fox Corp.	5.476%	1/25/39	2,350	3,013
Fox Corp.	5.576%	1/25/49	2,400	3,177
Grupo Televisa SAB	8.500%	3/11/32	150	207
Grupo Televisa SAB	6.625%	1/15/40	1,518	1,884
Grupo Televisa SAB	5.000%	5/13/45	2,098	2,198
Grupo Televisa SAB	6.125%	1/31/46	1,425	1,725
Grupo Televisa SAB	5.250%	5/24/49	1,120	1,219
Interpublic Group of Cos. Inc.	5.400%	10/1/48	913	983
Koninklijke KPN NV	8.375%	10/1/30	550	784
Moody's Corp.	5.250%	7/15/44	1,255	1,660
Moody's Corp.	4.875%	12/17/48	529	684
Moody's Corp.	3.250%	5/20/50	575	617
NBCUniversal Media LLC	6.400%	4/30/40	1,308	1,913
NBCUniversal Media LLC	5.950%	4/1/41	2,524	3,643
NBCUniversal Media LLC	4.450%	1/15/43	1,366	1,673
Omnicom Group Inc.	4.200%	6/1/30	900	975
Orange SA	9.000%	3/1/31	5,556	9,044
Orange SA	5.375%	1/13/42	1,087	1,508
Orange SA	5.500%	2/6/44	1,550	2,270
Rogers Communications Inc.	7.500%	8/15/38	13	19
Rogers Communications Inc.	4.500%	3/15/43	2,006	2,367
Rogers Communications Inc.	5.450%	10/1/43	433	562
Rogers Communications Inc.	5.000%	3/15/44	1,080	1,382
Rogers Communications Inc.	4.300%	2/15/48	305	371

Rogers Communications Inc.	4.350%	5/1/49	3,628	4,397
Rogers Communications Inc.	3.700%	11/15/49	2,220	2,454
S&P Global Inc.	4.500%	5/15/48	730	939
S&P Global Inc.	3.250%	12/1/49	1,032	1,104
2 T-Mobile USA Inc.	4.375%	4/15/40	3,990	4,401
2 T-Mobile USA Inc.	4.500%	4/15/50	7,105	7,999
Telefonica Emisiones SAU	7.045%	6/20/36	1,813	2,574
Telefonica Emisiones SAU	4.665%	3/6/38	2,686	3,024
Telefonica Emisiones SAU	5.213%	3/8/47	4,691	5,635
Telefonica Emisiones SAU	4.895%	3/6/48	4,122	4,781
Telefonica Emisiones SAU	5.520%	3/1/49	1,725	2,163
Telefonica Europe BV	8.250%	9/15/30	1,887	2,821
TELUS Corp.	4.600%	11/16/48	1,347	1,586
TELUS Corp.	4.300%	6/15/49	1,100	1,261
Thomson Reuters Corp.	5.500%	8/15/35	900	1,122
Thomson Reuters Corp.	5.850%	4/15/40	685	847
Thomson Reuters Corp.	5.650%	11/23/43	1,092	1,406
Time Warner Cable LLC	6.550%	5/1/37	2,433	3,102
Time Warner Cable LLC	7.300%	7/1/38	2,536	3,395
Time Warner Cable LLC	6.750%	6/15/39	3,449	4,515
Time Warner Cable LLC	5.875%	11/15/40	1,408	1,726
Time Warner Cable LLC	5.500%	9/1/41	1,898	2,245
Time Warner Cable LLC	4.500%	9/15/42	1,255	1,341
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,333	4,854
Verizon Communications Inc.	4.500%	8/10/33	6,201	7,653
Verizon Communications Inc.	6.400%	9/15/33	300	416
Verizon Communications Inc.	4.400%	11/1/34	6,778	8,309
Verizon Communications Inc.	4.272%	1/15/36	5,692	6,846
Verizon Communications Inc.	5.250%	3/16/37	3,331	4,459
Verizon Communications Inc.	4.812%	3/15/39	4,812	6,167
Verizon Communications Inc.	4.750%	11/1/41	2,820	3,675
Verizon Communications Inc.	3.850%	11/1/42	3,861	4,523
Verizon Communications Inc.	4.125%	8/15/46	3,250	3,989
Verizon Communications Inc.	4.862%	8/21/46	5,743	7,695
Verizon Communications Inc.	4.522%	9/15/48	9,922	12,916
Verizon Communications Inc.	5.012%	4/15/49	5,966	8,264
Verizon Communications Inc.	4.000%	3/22/50	400	491
Verizon Communications Inc.	5.012%	8/21/54	794	1,129
Verizon Communications Inc.	4.672%	3/15/55	6,980	9,598
ViacomCBS Inc	5.250%	4/1/44	1,022	1,041
ViacomCBS Inc.	7.875%	7/30/30	1,294	1,730
ViacomCBS Inc.	4.950%	1/15/31	2,800	3,087
ViacomCBS Inc.	4.200%	5/19/32	1,000	1,034
ViacomCBS Inc.	5.500%	5/15/33	381	421
ViacomCBS Inc.	6.875%	4/30/36	2,583	3,104
ViacomCBS Inc.	5.900%	10/15/40	1,615	1,725
ViacomCBS Inc.	4.850%	7/1/42	1,006	994
ViacomCBS Inc.	4.375%	3/15/43	3,408	3,247
ViacomCBS Inc.	5.850%	9/1/43	1,019	1,110
ViacomCBS Inc.	4.900%	8/15/44	1,224	1,194
ViacomCBS Inc.	4.600%	1/15/45	1,170	1,125
ViacomCBS Inc.	4.950%	5/19/50	500	513
Vodafone Group plc	6.250%	11/30/32	149	200
Vodafone Group plc	6.150%	2/27/37	1,520	2,017
Vodafone Group plc	5.000%	5/30/38	921	1,125
Vodafone Group plc	4.375%	2/19/43	4,255	4,819
Vodafone Group plc	5.250%	5/30/48	6,849	8,881

Vodafone Group plc	4.875%	6/19/49	4,643	5,781
Vodafone Group plc	4.250%	9/17/50	2,136	2,450
Vodafone Group plc	5.125%	6/19/59	1,027	1,280
Walt Disney Co.	7.000%	3/1/32	1,300	1,926
Walt Disney Co.	6.550%	3/15/33	291	416
Walt Disney Co.	6.200%	12/15/34	2,335	3,340
Walt Disney Co.	6.400%	12/15/35	2,097	3,083
Walt Disney Co.	6.150%	3/1/37	1,637	2,274
Walt Disney Co.	6.650%	11/15/37	2,380	3,497
Walt Disney Co.	4.625%	3/23/40	1,580	1,967
Walt Disney Co.	3.500%	5/13/40	3,500	3,835
Walt Disney Co.	6.150%	2/15/41	300	420
Walt Disney Co.	4.375%	8/16/41	890	1,068
Walt Disney Co.	4.125%	12/1/41	1,006	1,154
Walt Disney Co.	3.700%	12/1/42	2,440	2,643
Walt Disney Co.	5.400%	10/1/43	2,046	2,747
Walt Disney Co.	4.125%	6/1/44	1,958	2,324
Walt Disney Co.	4.750%	9/15/44	975	1,226
Walt Disney Co.	4.950%	10/15/45	966	1,232
Walt Disney Co.	3.000%	7/30/46	1,610	1,630
Walt Disney Co.	4.750%	11/15/46	951	1,176
Walt Disney Co.	2.750%	9/1/49	2,234	2,168
Walt Disney Co.	4.700%	3/23/50	3,020	3,943
Walt Disney Co.	3.600%	1/13/51	6,000	6,700

Consumer Cyclical (6.0%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	296	361
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,878	3,314
Alibaba Group Holding Ltd.	4.200%	12/6/47	1,680	2,007
Alibaba Group Holding Ltd.	4.400%	12/6/57	2,150	2,688
Amazon.com Inc.	4.800%	12/5/34	4,007	5,411
Amazon.com Inc.	3.875%	8/22/37	6,111	7,458
Amazon.com Inc.	4.950%	12/5/44	9	13
Amazon.com Inc.	4.050%	8/22/47	7,010	9,205
Amazon.com Inc.	4.250%	8/22/57	4,472	6,154
Aptiv plc	4.400%	10/1/46	655	548
Aptiv plc	5.400%	3/15/49	695	643
BorgWarner Inc.	4.375%	3/15/45	1,258	1,219
Costco Wholesale Corp.	1.750%	4/20/32	2,700	2,726
Cummins Inc.	4.875%	10/1/43	668	879
Daimler Finance North America LLC	8.500%	1/18/31	2,181	3,115
Darden Restaurants Inc.	4.550%	2/15/48	700	635
Dollar General Corp.	4.125%	4/3/50	1,600	1,909
eBay Inc.	4.000%	7/15/42	563	584
General Motors Co.	5.000%	4/1/35	1,725	1,707
General Motors Co.	6.600%	4/1/36	1,914	2,047
General Motors Co.	5.150%	4/1/38	3,169	3,064
General Motors Co.	6.250%	10/2/43	2,327	2,415
General Motors Co.	5.200%	4/1/45	1,323	1,261
General Motors Co.	6.750%	4/1/46	1,409	1,536
General Motors Co.	5.400%	4/1/48	1,234	1,182
General Motors Co.	5.950%	4/1/49	1,908	1,957
Harley-Davidson Inc.	4.625%	7/28/45	13	13
Home Depot Inc.	5.875%	12/16/36	6,106	8,837
Home Depot Inc.	3.300%	4/15/40	2,780	3,082
Home Depot Inc.	5.400%	9/15/40	1,480	2,044
Home Depot Inc.	5.950%	4/1/41	2,073	3,062

Home Depot Inc.	4.200%	4/1/43	586	710
Home Depot Inc.	4.875%	2/15/44	2,156	2,914
Home Depot Inc.	4.400%	3/15/45	1,408	1,792
Home Depot Inc.	4.250%	4/1/46	3,894	4,874
Home Depot Inc.	3.900%	6/15/47	2,893	3,492
Home Depot Inc.	4.500%	12/6/48	4,869	6,411
Home Depot Inc.	3.125%	12/15/49	2,175	2,348
Home Depot Inc.	3.350%	4/15/50	625	708
Home Depot Inc.	3.500%	9/15/56	2,392	2,677
JD.com Inc.	4.125%	1/14/50	575	617
Kohl's Corp.	5.550%	7/17/45	1,035	810
Lear Corp.	3.500%	5/30/30	900	790
Lear Corp.	5.250%	5/15/49	320	290
Lowe's Cos. Inc.	5.000%	4/15/40	2,000	2,548
Lowe's Cos. Inc.	4.650%	4/15/42	3,735	4,512
Lowe's Cos. Inc.	4.250%	9/15/44	1,418	1,614
Lowe's Cos. Inc.	4.375%	9/15/45	1,731	2,027
Lowe's Cos. Inc.	3.700%	4/15/46	2,103	2,296
Lowe's Cos. Inc.	4.050%	5/3/47	2,812	3,223
Lowe's Cos. Inc.	4.550%	4/5/49	2,825	3,523
Lowe's Cos. Inc.	5.125%	4/15/50	400	540
Marriott International Inc.	4.625%	6/15/30	1,000	1,022
Mastercard Inc.	3.800%	11/21/46	2,629	3,213
Mastercard Inc.	3.950%	2/26/48	1,974	2,476
Mastercard Inc.	3.650%	6/1/49	979	1,173
Mastercard Inc.	3.850%	3/26/50	2,200	2,787
McDonald's Corp.	3.600%	7/1/30	1,600	1,798
McDonald's Corp.	4.700%	12/9/35	2,384	3,017
McDonald's Corp.	6.300%	10/15/37	2,677	3,791
McDonald's Corp.	6.300%	3/1/38	795	1,124
McDonald's Corp.	5.700%	2/1/39	250	326
McDonald's Corp.	4.875%	7/15/40	1,245	1,520
McDonald's Corp.	3.700%	2/15/42	1,752	1,927
McDonald's Corp.	3.625%	5/1/43	1,541	1,668
McDonald's Corp.	4.600%	5/26/45	1,159	1,409
McDonald's Corp.	4.875%	12/9/45	83	105
McDonald's Corp.	4.450%	3/1/47	3,823	4,652
McDonald's Corp.	4.450%	9/1/48	1,781	2,177
McDonald's Corp.	3.625%	9/1/49	1,654	1,797
McDonald's Corp.	4.200%	4/1/50	1,250	1,483
NIKE Inc.	3.250%	3/27/40	2,225	2,482
NIKE Inc.	3.625%	5/1/43	1,066	1,235
NIKE Inc.	3.875%	11/1/45	1,742	2,127
NIKE Inc.	3.375%	11/1/46	504	570
NIKE Inc.	3.375%	3/27/50	3,525	4,083
Nordstrom Inc.	5.000%	1/15/44	1,115	752
Ross Stores Inc.	5.450%	4/15/50	1,650	2,051
Starbucks Corp.	4.300%	6/15/45	570	635
Starbucks Corp.	3.750%	12/1/47	694	729
Starbucks Corp.	4.500%	11/15/48	2,960	3,431
Starbucks Corp.	4.450%	8/15/49	1,330	1,555
Starbucks Corp.	3.350%	3/12/50	1,100	1,090
Target Corp.	2.650%	9/15/30	800	869
Target Corp.	6.350%	11/1/32	294	427
Target Corp.	6.500%	10/15/37	822	1,256
Target Corp.	7.000%	1/15/38	275	433
Target Corp.	4.000%	7/1/42	1,872	2,333

Target Corp.	3.625%	4/15/46	3,190	3,823
Target Corp.	3.900%	11/15/47	1,400	1,743
TJX Cos. Inc.	4.500%	4/15/50	1,325	1,682
Visa Inc.	4.150%	12/14/35	4,706	5,972
Visa Inc.	4.300%	12/14/45	6,931	9,111
Visa Inc.	3.650%	9/15/47	1,004	1,249
Walgreen Co.	4.400%	9/15/42	1,755	1,779
Walgreens Boots Alliance Inc.	4.500%	11/18/34	292	321
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,580	1,695
Walgreens Boots Alliance Inc.	4.650%	6/1/46	2,135	2,222
Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,141	1,107
Walmart Inc.	5.250%	9/1/35	2,569	3,651
Walmart Inc.	6.500%	8/15/37	150	234
Walmart Inc.	6.200%	4/15/38	40	61
Walmart Inc.	3.950%	6/28/38	3,749	4,623
Walmart Inc.	5.625%	4/1/40	2,182	3,212
Walmart Inc.	4.875%	7/8/40	315	420
Walmart Inc.	5.000%	10/25/40	2,234	3,050
Walmart Inc.	5.625%	4/15/41	1,961	2,939
Walmart Inc.	4.000%	4/11/43	1,594	2,000
Walmart Inc.	4.300%	4/22/44	918	1,190
Walmart Inc.	3.625%	12/15/47	2,820	3,396
Walmart Inc.	4.050%	6/29/48	6,598	8,476
Walmart Inc.	2.950%	9/24/49	1,460	1,613
Western Union Co.	6.200%	11/17/36	1,172	1,254

Consumer Noncyclical (19.3%)
Abbott Laboratories	4.750%	11/30/36	4,955	6,566
Abbott Laboratories	6.150%	11/30/37	774	1,174
Abbott Laboratories	6.000%	4/1/39	454	676
Abbott Laboratories	5.300%	5/27/40	1,638	2,278
Abbott Laboratories	4.750%	4/15/43	4,651	6,201
Abbott Laboratories	4.900%	11/30/46	1,631	2,288
2 AbbVie Inc.	4.550%	3/15/35	3,225	3,723
AbbVie Inc.	4.500%	5/14/35	4,586	5,446
AbbVie Inc.	4.300%	5/14/36	3,182	3,635
2 AbbVie Inc.	4.050%	11/21/39	7,216	8,093
2 AbbVie Inc.	4.625%	10/1/42	2,375	2,730
AbbVie Inc.	4.400%	11/6/42	2,957	3,427
2 AbbVie Inc.	4.850%	6/15/44	16	19
2 AbbVie Inc.	4.750%	3/15/45	1,480	1,758
AbbVie Inc.	4.700%	5/14/45	3,691	4,406
AbbVie Inc.	4.450%	5/14/46	3,966	4,592
AbbVie Inc.	4.875%	11/14/48	4,872	6,010
2 AbbVie Inc.	4.250%	11/21/49	10,455	11,978
Adventist Health System/West	3.630%	3/1/49	775	758
Advocate Health & Hospitals Corp.	2.211%	6/15/30	525	531
Advocate Health & Hospitals Corp.	4.272%	8/15/48	810	991
Advocate Health & Hospitals Corp.	3.387%	10/15/49	825	863
Advocate Health & Hospitals Corp.	3.008%	6/15/50	800	796
AHS Hospital Corp.	5.024%	7/1/45	863	1,099
Allina Health System	3.887%	4/15/49	900	949
Altria Group Inc.	5.800%	2/14/39	3,925	4,773
Altria Group Inc.	4.250%	8/9/42	1,042	1,069
Altria Group Inc.	4.500%	5/2/43	3,126	3,397
Altria Group Inc.	5.375%	1/31/44	2,830	3,342
Altria Group Inc.	3.875%	9/16/46	2,954	2,904

Altria Group Inc.	5.950%	2/14/49	3,307	4,242
Altria Group Inc.	4.450%	5/6/50	350	377
Altria Group Inc.	6.200%	2/14/59	1,073	1,369
AmerisourceBergen Corp.	4.250%	3/1/45	1,175	1,273
AmerisourceBergen Corp.	4.300%	12/15/47	748	822
Amgen Inc.	2.300%	2/25/31	2,275	2,335
Amgen Inc.	6.375%	6/1/37	285	408
Amgen Inc.	6.400%	2/1/39	1,675	2,419
Amgen Inc.	3.150%	2/21/40	4,250	4,475
Amgen Inc.	4.950%	10/1/41	2,514	3,241
Amgen Inc.	5.150%	11/15/41	3,075	4,046
Amgen Inc.	5.650%	6/15/42	1,007	1,378
Amgen Inc.	4.400%	5/1/45	3,076	3,783
Amgen Inc.	4.563%	6/15/48	2,560	3,271
Amgen Inc.	3.375%	2/21/50	2,860	3,061
Amgen Inc.	4.663%	6/15/51	6,468	8,423
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	13,264	15,380
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	8,640	9,766
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,213	3,634
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,335	2,399
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,658	3,007
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	4,050	4,698
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,500	1,646
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	2,670	3,256
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,105
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,020	4,460
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	2,660	4,147
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	760	926
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,368	2,083
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,490	2,769
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	3,551	4,139
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,099	1,114
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,075	4,517
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	2,633	2,892
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,430	9,328
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	4,500	5,032
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	2,710	3,087
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,585	3,410
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	2,475	2,806
Archer-Daniels-Midland Co.	5.935%	10/1/32	290	412
Archer-Daniels-Midland Co.	5.375%	9/15/35	316	454
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,806	2,268
Archer-Daniels-Midland Co.	4.016%	4/16/43	1,782	2,097
Archer-Daniels-Midland Co.	3.750%	9/15/47	1,760	1,984
Archer-Daniels-Midland Co.	4.500%	3/15/49	223	291
Ascension Health	3.106%	11/15/39	1,300	1,368
Ascension Health	3.945%	11/15/46	1,128	1,380
1 Ascension Health	4.847%	11/15/53	823	1,095
AstraZeneca plc	6.450%	9/15/37	6,755	10,148
AstraZeneca plc	4.000%	9/18/42	2,231	2,718
AstraZeneca plc	4.375%	11/16/45	294	381
AstraZeneca plc	4.375%	8/17/48	1,442	1,912
Banner Health	3.181%	1/1/50	625	643
BAT Capital Corp.	4.390%	8/15/37	4,810	5,060
BAT Capital Corp.	4.540%	8/15/47	5,726	6,004

BAT Capital Corp.	4.758%	9/6/49	870	943
BAT Capital Corp.	5.282%	4/2/50	1,000	1,169
Baxalta Inc.	5.250%	6/23/45	291	403
Baxter International Inc.	3.500%	8/15/46	1,098	1,196
BayCare Health System Inc.	3.831%	11/15/50	1,300	1,541
Baylor Scott & White Holdings	4.185%	11/15/45	1,376	1,720
Baylor Scott & White Holdings	3.967%	11/15/46	443	506
Becton Dickinson & Co.	4.685%	12/15/44	2,249	2,756
Becton Dickinson & Co.	4.669%	6/6/47	1,996	2,486
Biogen Inc.	5.200%	9/15/45	1,844	2,403
Biogen Inc.	3.150%	5/1/50	3,225	3,133
1 Bon Secours Mercy Health Inc.	3.464%	6/1/30	850	917
Boston Scientific Corp.	2.650%	6/1/30	1,500	1,538
Boston Scientific Corp.	4.550%	3/1/39	2,681	3,239
Boston Scientific Corp.	7.375%	1/15/40	480	749
Boston Scientific Corp.	4.700%	3/1/49	1,942	2,478
2 Bristol-Myers Squibb Co.	4.125%	6/15/39	4,782	6,010
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,100	1,234
2 Bristol-Myers Squibb Co.	5.250%	8/15/43	2,298	3,204
Bristol-Myers Squibb Co.	4.500%	3/1/44	815	1,043
2 Bristol-Myers Squibb Co.	4.625%	5/15/44	2,725	3,571
2 Bristol-Myers Squibb Co.	5.000%	8/15/45	710	978
2 Bristol-Myers Squibb Co.	4.350%	11/15/47	1,010	1,310
2 Bristol-Myers Squibb Co.	4.550%	2/20/48	3,470	4,614
2 Bristol-Myers Squibb Co.	4.250%	10/26/49	6,881	9,037
Brown-Forman Corp.	4.000%	4/15/38	1,050	1,146
Brown-Forman Corp.	4.500%	7/15/45	311	376
Campbell Soup Co.	4.800%	3/15/48	1,626	2,066
Campbell Soup Co.	3.125%	4/24/50	225	222
Cardinal Health Inc.	4.600%	3/15/43	599	622
Cardinal Health Inc.	4.500%	11/15/44	228	236
Cardinal Health Inc.	4.900%	9/15/45	675	755
Cardinal Health Inc.	4.368%	6/15/47	1,056	1,098
Children's Hospital Medical Center	4.268%	5/15/44	760	875
Church & Dwight Co. Inc.	3.950%	8/1/47	813	924
Cigna Corp.	4.800%	8/15/38	5,176	6,436
Cigna Corp.	3.200%	3/15/40	1,285	1,346
2 Cigna Corp.	6.125%	11/15/41	1,343	1,877
2 Cigna Corp.	4.800%	7/15/46	1,147	1,435
2 Cigna Corp.	3.875%	10/15/47	3,271	3,665
Cigna Corp.	4.900%	12/15/48	5,585	7,292
Cigna Corp.	3.400%	3/15/50	2,940	3,155
City of Hope	4.378%	8/15/48	1,270	1,502
Cleveland Clinic Foundation	4.858%	1/1/14	913	1,189
Coca-Cola Co.	1.650%	6/1/30	2,975	2,976
Coca-Cola Co.	4.125%	3/25/40	525	650
Coca-Cola Co.	2.500%	6/1/40	2,725	2,736
Coca-Cola Co.	4.200%	3/25/50	1,575	2,016
Coca-Cola Co.	2.600%	6/1/50	3,300	3,245
Coca-Cola Co.	2.750%	6/1/60	2,300	2,254
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,200	1,498
Colgate-Palmolive Co.	4.000%	8/15/45	1	1
Colgate-Palmolive Co.	3.700%	8/1/47	1,010	1,293
1 CommonSpirit Health	4.350%	11/1/42	1,367	1,356
CommonSpirit Health	3.817%	10/1/49	280	292
CommonSpirit Health	4.187%	10/1/49	2,876	2,805
Conagra Brands Inc.	8.250%	9/15/30	743	1,072

Conagra Brands Inc.	5.300%	11/1/38	242	305
Conagra Brands Inc.	5.400%	11/1/48	2,860	3,783
Constellation Brands Inc.	4.500%	5/9/47	1,505	1,692
Constellation Brands Inc.	4.100%	2/15/48	1,541	1,606
Constellation Brands Inc.	5.250%	11/15/48	1,048	1,306
Constellation Brands Inc.	3.750%	5/1/50	1,150	1,188
Cottage Health Obligated Group	3.304%	11/1/49	1,050	1,063
CVS Health Corp.	4.875%	7/20/35	2,011	2,453
CVS Health Corp.	4.780%	3/25/38	9,308	11,278
CVS Health Corp.	6.125%	9/15/39	280	382
CVS Health Corp.	4.125%	4/1/40	2,400	2,758
CVS Health Corp.	5.300%	12/5/43	2,695	3,413
CVS Health Corp.	5.125%	7/20/45	2,929	3,703
CVS Health Corp.	5.050%	3/25/48	15,378	19,724
CVS Health Corp.	4.250%	4/1/50	2,025	2,387
Danaher Corp.	4.375%	9/15/45	872	1,060
Dartmouth-Hitchcock Health	4.178%	8/1/48	625	636
Delhaize America LLC	9.000%	4/15/31	470	729
DENTSPLY SIRONA Inc.	3.250%	6/1/30	1,000	1,018
DH Europe Finance II Sarl	3.250%	11/15/39	2,697	2,891
DH Europe Finance II Sarl	3.400%	11/15/49	295	325
Diageo Capital plc	2.125%	4/29/32	1,925	1,952
Diageo Capital plc	5.875%	9/30/36	251	347
Diageo Capital plc	3.875%	4/29/43	769	899
Diageo Investment Corp.	7.450%	4/15/35	72	116
Diageo Investment Corp.	4.250%	5/11/42	816	983
Dignity Health	4.500%	11/1/42	1,050	1,067
Dignity Health	5.267%	11/1/64	253	268
Duke University Health System Inc.	3.920%	6/1/47	1,368	1,656
Eli Lilly & Co.	3.950%	3/15/49	4,613	5,832
Eli Lilly & Co.	4.150%	3/15/59	2,275	2,978
Eli Lilly and Co.	2.250%	5/15/50	2,575	2,432
Estee Lauder Cos. Inc.	6.000%	5/15/37	380	537
Estee Lauder Cos. Inc.	4.375%	6/15/45	293	364
Estee Lauder Cos. Inc.	4.150%	3/15/47	133	162
Estee Lauder Cos. Inc.	3.125%	12/1/49	1,575	1,676
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	288	333
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,710	3,748
General Mills Inc.	4.550%	4/17/38	1,460	1,809
General Mills Inc.	5.400%	6/15/40	1,018	1,314
General Mills Inc.	4.150%	2/15/43	1,526	1,753
General Mills Inc.	4.700%	4/17/48	250	329
Gilead Sciences Inc.	4.600%	9/1/35	1,062	1,389
Gilead Sciences Inc.	4.000%	9/1/36	2,045	2,462
Gilead Sciences Inc.	5.650%	12/1/41	609	870
Gilead Sciences Inc.	4.800%	4/1/44	3,726	4,927
Gilead Sciences Inc.	4.500%	2/1/45	3,909	5,013
Gilead Sciences Inc.	4.750%	3/1/46	4,728	6,253
Gilead Sciences Inc.	4.150%	3/1/47	1,721	2,139
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,016	1,395
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	4,099	6,190
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,112	1,419
Hackensack Meridian Health Inc.	4.211%	7/1/48	925	1,050
Hackensack Meridian Health Inc.	4.500%	7/1/57	253	308
1 Hartford HealthCare Corp.	3.447%	7/1/54	1,000	895
Hasbro Inc.	6.350%	3/15/40	863	980
Hasbro Inc.	5.100%	5/15/44	743	693

HCA Inc.	5.125%	6/15/39	3,392	3,901
HCA Inc.	5.250%	6/15/49	5,525	6,464
Hershey Co.	1.700%	6/1/30	400	401
Hershey Co.	3.375%	8/15/46	872	956
Hershey Co.	3.125%	11/15/49	715	780
Hershey Co.	2.650%	6/1/50	675	685
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	590	724
Ingredion Inc.	2.900%	6/1/30	1,175	1,228
Ingredion Inc.	3.900%	6/1/50	775	869
Iowa Health System	3.665%	2/15/50	650	680
JM Smucker Co.	4.250%	3/15/35	1,328	1,522
JM Smucker Co.	4.375%	3/15/45	1,123	1,303
JM Smucker Co.	3.550%	3/15/50	550	560
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,463	1,710
Johnson & Johnson	4.950%	5/15/33	384	524
Johnson & Johnson	4.375%	12/5/33	1,774	2,312
Johnson & Johnson	3.550%	3/1/36	2,759	3,240
Johnson & Johnson	3.625%	3/3/37	3,601	4,220
Johnson & Johnson	5.950%	8/15/37	2,038	2,998
Johnson & Johnson	3.400%	1/15/38	2,623	3,053
Johnson & Johnson	5.850%	7/15/38	1,456	2,158
Johnson & Johnson	4.500%	9/1/40	362	467
Johnson & Johnson	4.850%	5/15/41	562	788
Johnson & Johnson	4.500%	12/5/43	310	409
Johnson & Johnson	3.700%	3/1/46	1,823	2,236
Johnson & Johnson	3.750%	3/3/47	2,215	2,750
Johnson & Johnson	3.500%	1/15/48	799	967
Kaiser Foundation Hospitals	4.875%	4/1/42	1,650	2,165
Kaiser Foundation Hospitals	4.150%	5/1/47	1,745	2,173
Kaiser Foundation Hospitals	3.266%	11/1/49	2,261	2,424
Kellogg Co.	2.100%	6/1/30	500	500
Kellogg Co.	7.450%	4/1/31	1,207	1,764
Kellogg Co.	4.500%	4/1/46	1,280	1,556
Keurig Dr Pepper Inc.	4.985%	5/25/38	965	1,203
Keurig Dr Pepper Inc.	4.500%	11/15/45	493	576
Keurig Dr Pepper Inc.	4.420%	12/15/46	1,685	1,984
Keurig Dr Pepper Inc.	3.800%	5/1/50	1,660	1,816
Kimberly-Clark Corp.	6.625%	8/1/37	953	1,437
Kimberly-Clark Corp.	5.300%	3/1/41	70	96
Kimberly-Clark Corp.	3.200%	7/30/46	255	282
Kimberly-Clark Corp.	3.900%	5/4/47	705	861
Kimberly-Clark Corp.	2.875%	2/7/50	1,580	1,678
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	876
Koninklijke Philips NV	6.875%	3/11/38	1,530	2,234
Koninklijke Philips NV	5.000%	3/15/42	817	1,006
Kroger Co.	7.500%	4/1/31	573	849
Kroger Co.	6.900%	4/15/38	226	329
Kroger Co.	5.400%	7/15/40	928	1,166
Kroger Co.	5.000%	4/15/42	995	1,228
Kroger Co.	5.150%	8/1/43	1,831	2,277
Kroger Co.	3.875%	10/15/46	2,250	2,460
Kroger Co.	4.450%	2/1/47	584	702
Kroger Co.	4.650%	1/15/48	1,799	2,228
Kroger Co.	5.400%	1/15/49	400	533
Kroger Co.	3.950%	1/15/50	695	781
Laboratory Corp. of America Holdings	4.700%	2/1/45	2,023	2,453

1 Mayo Clinic	3.774%	11/15/43	1,010	1,126
1 Mayo Clinic	4.000%	11/15/47	218	254
1 Mayo Clinic	4.128%	11/15/52	525	632
McCormick & Co. Inc.	4.200%	8/15/47	696	819
McKesson Corp.	6.000%	3/1/41	620	816
McKesson Corp.	4.883%	3/15/44	925	1,108
McLaren Health Care Corp.	4.386%	5/15/48	450	543
Mead Johnson Nutrition Co.	5.900%	11/1/39	240	327
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,261	1,600
1 MedStar Health Inc.	3.626%	8/15/49	500	524
Medtronic Inc.	4.375%	3/15/35	4,583	5,839
Medtronic Inc.	4.625%	3/15/45	2,158	2,882
Memorial Health Services	3.447%	11/1/49	750	743
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	175	230
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,545	1,904
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	319	390
Merck & Co. Inc.	6.500%	12/1/33	1,625	2,456
Merck & Co. Inc.	3.900%	3/7/39	1,683	2,062
Merck & Co. Inc.	3.600%	9/15/42	2,610	3,030
Merck & Co. Inc.	4.150%	5/18/43	2,526	3,161
Merck & Co. Inc.	3.700%	2/10/45	5,436	6,552
Merck & Co. Inc.	4.000%	3/7/49	2,147	2,736
Molson Coors Beverage Co.	5.000%	5/1/42	2,352	2,415
Molson Coors Beverage Co.	4.200%	7/15/46	1,972	1,860
Mondelez International Inc.	4.625%	5/7/48	322	405
1 Montefiore Obligated Group	5.246%	11/1/48	845	857
Montefiore Obligated Group	4.287%	9/1/50	675	628
1 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,200	1,247
1 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	340	354
Mylan Inc.	5.400%	11/29/43	1,384	1,536
Mylan Inc.	5.200%	4/15/48	1,919	2,177
Mylan NV	5.250%	6/15/46	1,030	1,187
New York & Presbyterian Hospital	4.024%	8/1/45	417	486
New York & Presbyterian Hospital	4.063%	8/1/56	223	258
New York & Presbyterian Hospital	3.954%	8/1/19	1,850	1,860
Northwell Healthcare Inc.	3.979%	11/1/46	445	444
Northwell Healthcare Inc.	4.260%	11/1/47	2,130	2,210
Northwell Healthcare Inc.	3.809%	11/1/49	885	856
Novartis Capital Corp.	2.200%	8/14/30	2,180	2,306
Novartis Capital Corp.	3.700%	9/21/42	1,484	1,745
Novartis Capital Corp.	4.400%	5/6/44	3,560	4,726
Novartis Capital Corp.	4.000%	11/20/45	757	943
Novartis Capital Corp.	2.750%	8/14/50	1,315	1,382
1 NYU Hospitals Center	4.368%	7/1/47	298	313
NYU Langone Hospitals	5.750%	7/1/43	1,170	1,429
NYU Langone Hospitals	4.784%	7/1/44	903	1,056
NYU Langone Hospitals	3.380%	7/1/55	1,140	1,065
1 OhioHealth Corp.	3.042%	11/15/50	750	771
Orlando Health Obligated Group	4.089%	10/1/48	700	717
Partners Healthcare System Inc.	3.765%	7/1/48	650	742
Partners Healthcare System Inc.	3.192%	7/1/49	775	781
Partners Healthcare System Inc.	4.117%	7/1/55	575	676
Partners Healthcare System Inc.	3.342%	7/1/60	960	1,021
PeaceHealth Obligated Group	4.787%	11/15/48	345	428
PepsiCo Inc.	5.500%	1/15/40	150	216
PepsiCo Inc.	3.500%	3/19/40	1,200	1,433
PepsiCo Inc.	4.875%	11/1/40	1,617	2,194

PepsiCo Inc.	4.000%	3/5/42	1,209	1,486
PepsiCo Inc.	3.600%	8/13/42	1,215	1,422
PepsiCo Inc.	4.250%	10/22/44	992	1,241
PepsiCo Inc.	4.600%	7/17/45	1,467	1,886
PepsiCo Inc.	4.450%	4/14/46	21	28
PepsiCo Inc.	3.450%	10/6/46	4,004	4,597
PepsiCo Inc.	4.000%	5/2/47	1,469	1,821
PepsiCo Inc.	3.375%	7/29/49	3,450	3,943
PepsiCo Inc.	2.875%	10/15/49	751	797
PepsiCo Inc.	3.625%	3/19/50	1,250	1,495
PepsiCo Inc.	3.875%	3/19/60	1,675	2,100
Perrigo Finance Unlimited Co.	4.900%	12/15/44	609	601
Pfizer Inc.	4.000%	12/15/36	1,453	1,731
Pfizer Inc.	4.100%	9/15/38	1,785	2,171
Pfizer Inc.	3.900%	3/15/39	2,186	2,609
Pfizer Inc.	7.200%	3/15/39	3,121	5,235
Pfizer Inc.	5.600%	9/15/40	311	437
Pfizer Inc.	4.300%	6/15/43	945	1,179
Pfizer Inc.	4.400%	5/15/44	2,975	3,872
Pfizer Inc.	4.125%	12/15/46	2,744	3,409
Pfizer Inc.	4.200%	9/15/48	2,698	3,431
Pfizer Inc.	4.000%	3/15/49	1,170	1,453
Pfizer Inc.	2.700%	5/28/50	2,400	2,411
Philip Morris International Inc.	6.375%	5/16/38	1,680	2,450
Philip Morris International Inc.	4.375%	11/15/41	1,655	1,932
Philip Morris International Inc.	4.500%	3/20/42	1,904	2,258
Philip Morris International Inc.	3.875%	8/21/42	2,192	2,413
Philip Morris International Inc.	4.125%	3/4/43	1,167	1,319
Philip Morris International Inc.	4.875%	11/15/43	1,415	1,762
Philip Morris International Inc.	4.250%	11/10/44	498	585
Procter & Gamble Co.	5.500%	2/1/34	470	668
Procter & Gamble Co.	5.800%	8/15/34	345	508
Procter & Gamble Co.	5.550%	3/5/37	1,035	1,516
Procter & Gamble Co.	3.550%	3/25/40	2,145	2,582
Procter & Gamble Co.	3.500%	10/25/47	2,303	2,789
Procter & Gamble Co.	3.600%	3/25/50	2,440	3,060
1 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	213	214
1 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	715	808
Quest Diagnostics Inc.	2.950%	6/30/30	1,520	1,595
Quest Diagnostics Inc.	2.800%	6/30/31	1,075	1,103
Quest Diagnostics Inc.	4.700%	3/30/45	256	310
Reynolds American Inc.	5.700%	8/15/35	1,642	1,948
Reynolds American Inc.	7.250%	6/15/37	1	1
Reynolds American Inc.	6.150%	9/15/43	2,797	3,374
Reynolds American Inc.	5.850%	8/15/45	2,268	2,721
RWJ Barnabas Health Inc.	3.949%	7/1/46	913	993
RWJ Barnabas Health Inc.	3.477%	7/1/49	440	439
Spectrum Health System Obligated Group	3.487%	7/15/49	850	889
Stanford Health Care	3.310%	8/15/30	300	332
Stanford Health Care	3.795%	11/15/48	1,300	1,509
Stryker Corp.	1.950%	6/15/30	1,200	1,195
Stryker Corp.	4.100%	4/1/43	1,672	1,937
Stryker Corp.	4.375%	5/15/44	645	782
Stryker Corp.	4.625%	3/15/46	910	1,172
Stryker Corp.	2.900%	6/15/50	1,000	1,002

Sutter Health	4.091%	8/15/48	915	1,013
Sysco Corp.	5.375%	9/21/35	261	296
Sysco Corp.	6.600%	4/1/40	1,240	1,555
Sysco Corp.	4.850%	10/1/45	2,715	2,838
Sysco Corp.	4.500%	4/1/46	454	456
Sysco Corp.	4.450%	3/15/48	760	764
Sysco Corp.	3.300%	2/15/50	290	247
Sysco Corp.	6.600%	4/1/50	1,755	2,269
1 Texas Health Resources	4.330%	11/15/55	257	295
The Children's Hospital Corp.	4.115%	1/1/47	280	328
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,823	2,510
Thermo Fisher Scientific Inc.	4.100%	8/15/47	390	475
Toledo Hospital	5.750%	11/15/38	910	1,043
Toledo Hospital	6.015%	11/15/48	315	334
Trinity Health Corp.	4.125%	12/1/45	975	1,101
1 Trinity Health Corp.	3.434%	12/1/48	875	919
Tyson Foods Inc.	4.875%	8/15/34	1,041	1,294
Tyson Foods Inc.	5.150%	8/15/44	5	6
Tyson Foods Inc.	4.550%	6/2/47	2,222	2,693
Tyson Foods Inc.	5.100%	9/28/48	3,690	4,701
Unilever Capital Corp.	5.900%	11/15/32	2,257	3,242
Whirlpool Corp.	4.500%	6/1/46	815	855
Whirlpool Corp.	4.600%	5/15/50	800	865
1 Willis-Knighton Medical Center	4.813%	9/1/48	725	880
Wyeth LLC	6.500%	2/1/34	1,638	2,461
Wyeth LLC	6.000%	2/15/36	787	1,115
Wyeth LLC	5.950%	4/1/37	3,983	5,705
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	830	998
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	332	341
Zoetis Inc.	4.700%	2/1/43	1,840	2,355
Zoetis Inc.	3.950%	9/12/47	921	1,083
Zoetis Inc.	4.450%	8/20/48	1,200	1,502
Zoetis Inc.	3.000%	5/15/50	800	827

Energy (8.7%)
Apache Corp.	4.750%	4/15/43	500	388
Apache Corp.	4.250%	1/15/44	1,000	730
Apache Corp.	5.350%	7/1/49	500	392
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	2,799	2,808
Baker Hughes Holdings LLC	5.125%	9/15/40	1,830	2,127
BP Capital Markets America Inc.	3.000%	2/24/50	4,740	4,621
Burlington Resources Finance Co.	7.200%	8/15/31	1,247	1,696
Burlington Resources Finance Co.	7.400%	12/1/31	1,544	2,143
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,106	1,297
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,963	2,179
Canadian Natural Resources Ltd.	5.850%	2/1/35	575	614
Canadian Natural Resources Ltd.	6.500%	2/15/37	491	563
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,254	1,414
Canadian Natural Resources Ltd.	6.750%	2/1/39	340	382
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,025	2,136
Chevron Corp.	2.978%	5/11/40	1,000	1,069
Chevron Corp.	3.078%	5/11/50	1,000	1,075
Columbia Pipeline Group Inc.	5.800%	6/1/45	520	632
Concho Resources Inc.	4.875%	10/1/47	2,666	2,920
Concho Resources Inc.	4.850%	8/15/48	345	376
Conoco Funding Co.	7.250%	10/15/31	1,303	1,764

ConocoPhillips	5.900%	10/15/32	969	1,298
ConocoPhillips	5.900%	5/15/38	859	1,171
ConocoPhillips	6.500%	2/1/39	4,625	6,627
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,708	2,270
ConocoPhillips Co.	4.300%	11/15/44	1,078	1,307
Devon Energy Corp.	7.950%	4/15/32	790	855
Devon Energy Corp.	5.600%	7/15/41	1,642	1,511
Devon Energy Corp.	4.750%	5/15/42	2,111	1,831
Devon Energy Corp.	5.000%	6/15/45	250	219
Devon Financing Co. LLC	7.875%	9/30/31	1,835	1,954
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	900	985
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	900	967
Dominion Energy Gas Holdings LLC	3.900%	11/15/49	270	271
Enable Midstream Partners LP	5.000%	5/15/44	939	676
Enbridge Energy Partners LP	7.500%	4/15/38	1,192	1,529
Enbridge Energy Partners LP	5.500%	9/15/40	643	746
Enbridge Energy Partners LP	7.375%	10/15/45	1,470	1,994
Enbridge Inc.	4.500%	6/10/44	2,050	2,104
Enbridge Inc.	5.500%	12/1/46	1,255	1,516
Enbridge Inc.	4.000%	11/15/49	1,100	1,139
Energy Transfer Operating LP	4.900%	3/15/35	1,538	1,486
Energy Transfer Operating LP	6.250%	4/15/49	4,593	4,989
Energy Transfer Operating LP	5.000%	5/15/50	3,680	3,526
Energy Transfer Partners LP	6.625%	10/15/36	1,195	1,292
Energy Transfer Partners LP	5.800%	6/15/38	1,162	1,174
Energy Transfer Partners LP	7.500%	7/1/38	1,613	1,885
Energy Transfer Partners LP	6.050%	6/1/41	2,270	2,344
Energy Transfer Partners LP	6.500%	2/1/42	19	21
Energy Transfer Partners LP	5.150%	2/1/43	1,095	1,032
Energy Transfer Partners LP	5.950%	10/1/43	1,750	1,759
Energy Transfer Partners LP	5.150%	3/15/45	2,326	2,201
Energy Transfer Partners LP	6.125%	12/15/45	1,114	1,164
Energy Transfer Partners LP	5.300%	4/15/47	297	288
Energy Transfer Partners LP	6.000%	6/15/48	1,340	1,410
Enterprise Products Operating LLC	6.875%	3/1/33	1,503	1,871
Enterprise Products Operating LLC	6.650%	10/15/34	340	425
Enterprise Products Operating LLC	6.125%	10/15/39	1,311	1,626
Enterprise Products Operating LLC	6.450%	9/1/40	250	315
Enterprise Products Operating LLC	5.950%	2/1/41	164	200
Enterprise Products Operating LLC	5.700%	2/15/42	242	285
Enterprise Products Operating LLC	4.850%	8/15/42	2,860	3,176
Enterprise Products Operating LLC	4.450%	2/15/43	1,597	1,731
Enterprise Products Operating LLC	4.850%	3/15/44	2,168	2,454
Enterprise Products Operating LLC	5.100%	2/15/45	2,339	2,677
Enterprise Products Operating LLC	4.900%	5/15/46	2,810	3,191
Enterprise Products Operating LLC	4.250%	2/15/48	3,045	3,236
Enterprise Products Operating LLC	4.800%	2/1/49	2,340	2,733
Enterprise Products Operating LLC	4.200%	1/31/50	2,635	2,858
Enterprise Products Operating LLC	3.700%	1/31/51	1,600	1,623
Enterprise Products Operating LLC	4.950%	10/15/54	1,406	1,558
Enterprise Products Operating LLC	3.950%	1/31/60	1,950	1,955
EOG Resources Inc.	3.900%	4/1/35	836	973
EOG Resources Inc.	4.950%	4/15/50	1,585	2,057
Exxon Mobil Corp.	2.610%	10/15/30	4,100	4,343
Exxon Mobil Corp.	2.995%	8/16/39	746	786
Exxon Mobil Corp.	4.227%	3/19/40	3,675	4,457
Exxon Mobil Corp.	3.567%	3/6/45	2,832	3,127

Exxon Mobil Corp.	4.114%	3/1/46	840	1,010
Exxon Mobil Corp.	3.095%	8/16/49	2,550	2,630
Exxon Mobil Corp.	4.327%	3/19/50	6,900	8,588
Exxon Mobil Corp.	3.452%	4/15/51	5,390	5,876
Halliburton Co.	4.850%	11/15/35	3,605	3,615
Halliburton Co.	6.700%	9/15/38	572	655
Halliburton Co.	4.500%	11/15/41	1,430	1,321
Halliburton Co.	4.750%	8/1/43	2,330	2,184
Halliburton Co.	5.000%	11/15/45	4,112	4,076
Hess Corp.	7.300%	8/15/31	1,640	1,788
Hess Corp.	7.125%	3/15/33	1,070	1,160
Hess Corp.	6.000%	1/15/40	897	904
Hess Corp.	5.600%	2/15/41	1,731	1,718
Hess Corp.	5.800%	4/1/47	848	842
Husky Energy Inc.	6.800%	9/15/37	865	905
Kinder Morgan Energy Partners LP	7.400%	3/15/31	476	605
Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,357	1,787
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,546	2,036
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,313	1,581
Kinder Morgan Energy Partners LP	6.500%	2/1/37	288	351
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,285	3,045
Kinder Morgan Energy Partners LP	6.500%	9/1/39	688	877
Kinder Morgan Energy Partners LP	6.550%	9/15/40	395	486
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,012	1,330
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,548	1,907
Kinder Morgan Energy Partners LP	5.625%	9/1/41	828	922
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,357	1,458
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,982	2,228
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,190	2,595
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,612	1,903
Kinder Morgan Inc.	7.800%	8/1/31	1,155	1,498
Kinder Morgan Inc.	7.750%	1/15/32	1,595	2,135
Kinder Morgan Inc.	5.300%	12/1/34	2,338	2,683
Kinder Morgan Inc.	5.550%	6/1/45	478	585
Kinder Morgan Inc.	5.050%	2/15/46	960	1,102
Kinder Morgan Inc.	5.200%	3/1/48	435	521
Magellan Midstream Partners LP	3.250%	6/1/30	500	519
Magellan Midstream Partners LP	5.150%	10/15/43	1,425	1,527
Magellan Midstream Partners LP	4.250%	9/15/46	588	587
Magellan Midstream Partners LP	4.200%	10/3/47	1,320	1,307
Magellan Midstream Partners LP	4.850%	2/1/49	310	344
Magellan Midstream Partners LP	3.950%	3/1/50	1,619	1,611
Marathon Oil Corp.	6.800%	3/15/32	1,249	1,252
Marathon Oil Corp.	6.600%	10/1/37	1,296	1,241
Marathon Oil Corp.	5.200%	6/1/45	253	219
Marathon Petroleum Corp.	6.500%	3/1/41	1,394	1,659
Marathon Petroleum Corp.	4.750%	9/15/44	1,794	1,810
Marathon Petroleum Corp.	4.500%	4/1/48	1,100	1,059
Marathon Petroleum Corp.	5.000%	9/15/54	908	864
MPLX LP	4.500%	4/15/38	3,778	3,731
MPLX LP	5.200%	3/1/47	1,280	1,354
MPLX LP	5.200%	12/1/47	2,910	3,146
MPLX LP	4.700%	4/15/48	1,479	1,503
MPLX LP	5.500%	2/15/49	2,898	3,286
MPLX LP	4.900%	4/15/58	1,300	1,233
National Oilwell Varco Inc.	3.950%	12/1/42	1,410	1,077
Noble Energy Inc.	6.000%	3/1/41	960	884

Noble Energy Inc.	5.250%	11/15/43	1,216	1,078
Noble Energy Inc.	5.050%	11/15/44	2,075	1,808
Noble Energy Inc.	4.950%	8/15/47	2,239	1,914
Noble Energy Inc.	4.200%	10/15/49	1,145	907
ONEOK Inc.	6.000%	6/15/35	697	691
ONEOK Inc.	4.950%	7/13/47	2,435	2,356
ONEOK Inc.	5.200%	7/15/48	3,535	3,474
ONEOK Inc.	4.450%	9/1/49	1,700	1,561
ONEOK Inc.	4.500%	3/15/50	350	329
ONEOK Partners LP	6.650%	10/1/36	225	229
ONEOK Partners LP	6.850%	10/15/37	1,150	1,205
ONEOK Partners LP	6.125%	2/1/41	1,186	1,192
ONEOK Partners LP	6.200%	9/15/43	794	823
Ovintiv Inc.	8.125%	9/15/30	470	429
Ovintiv Inc.	7.200%	11/1/31	750	623
Ovintiv Inc.	7.375%	11/1/31	1,557	1,296
Ovintiv Inc.	6.500%	8/15/34	1,545	1,221
Ovintiv Inc.	6.625%	8/15/37	445	329
Ovintiv Inc.	6.500%	2/1/38	876	670
Petro-Canada	5.350%	7/15/33	833	902
Petro-Canada	5.950%	5/15/35	345	399
Petro-Canada	6.800%	5/15/38	1,144	1,457
Phillips 66	4.650%	11/15/34	2,418	2,873
Phillips 66	5.875%	5/1/42	2,170	2,962
Phillips 66	4.875%	11/15/44	3,853	4,746
Phillips 66 Partners LP	4.680%	2/15/45	1,292	1,313
Phillips 66 Partners LP	4.900%	10/1/46	1,200	1,265
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,410	1,443
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,440	1,294
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	570	479
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	405	355
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,520	1,389
Shell International Finance BV	4.125%	5/11/35	4,016	4,871
Shell International Finance BV	6.375%	12/15/38	842	1,266
Shell International Finance BV	5.500%	3/25/40	1,174	1,621
Shell International Finance BV	3.625%	8/21/42	1,645	1,814
Shell International Finance BV	4.550%	8/12/43	2,298	2,867
Shell International Finance BV	4.375%	5/11/45	5,266	6,504
Shell International Finance BV	4.000%	5/10/46	4,583	5,326
Shell International Finance BV	3.750%	9/12/46	2,205	2,508
Shell International Finance BV	3.125%	11/7/49	3,690	3,795
Shell International Finance BV	3.250%	4/6/50	3,360	3,571
Spectra Energy Partners LP	5.950%	9/25/43	531	653
Spectra Energy Partners LP	4.500%	3/15/45	444	468
Suncor Energy Inc.	7.150%	2/1/32	1,887	2,225
Suncor Energy Inc.	5.950%	12/1/34	1,320	1,521
Suncor Energy Inc.	6.500%	6/15/38	2,531	3,073
Suncor Energy Inc.	6.850%	6/1/39	337	388
Suncor Energy Inc.	4.000%	11/15/47	1,415	1,438
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,186	1,174
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	658	598
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	400	385

Sunoco Logistics Partners Operations LP	5.350%	5/15/45	883	858
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	893	887
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	624	778
Texas Eastern Transmission LP	7.000%	7/15/32	499	636
Total Capital International SA	3.461%	7/12/49	1,925	2,057
Total Capital International SA	3.127%	5/29/50	2,000	2,037
TransCanada PipeLines Ltd.	4.625%	3/1/34	2,750	3,148
TransCanada PipeLines Ltd.	5.600%	3/31/34	100	116
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,330	1,621
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,955	2,526
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,745	2,009
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,104	1,550
TransCanada PipeLines Ltd.	7.625%	1/15/39	535	806
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,473	1,896
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,505	1,764
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,040	2,519
TransCanada PipeLines Ltd.	5.100%	3/15/49	2,061	2,621
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,385	1,647
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	447	520
2 Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,000	1,065
Valero Energy Corp.	7.500%	4/15/32	1,820	2,426
Valero Energy Corp.	6.625%	6/15/37	1,690	2,185
Valero Energy Corp.	4.900%	3/15/45	1,859	2,153
Williams Cos. Inc.	3.500%	11/15/30	1,000	1,049
Williams Cos. Inc.	7.500%	1/15/31	703	838
Williams Cos. Inc.	8.750%	3/15/32	255	334
Williams Cos. Inc.	6.300%	4/15/40	2,940	3,554
Williams Cos. Inc.	5.800%	11/15/43	1,241	1,418
Williams Cos. Inc.	5.400%	3/4/44	626	687
Williams Cos. Inc.	4.900%	1/15/45	1,011	1,087
Williams Cos. Inc.	5.100%	9/15/45	1,959	2,199
Williams Cos. Inc.	4.850%	3/1/48	2,310	2,561

Other Industrial (0.7%)
1 American University	3.672%	4/1/49	700	751
1 Boston University	4.061%	10/1/48	175	217
California Institute of Technology	4.321%	8/1/45	855	1,057
California Institute of Technology	4.700%	11/1/11	758	967
1 Duke University	2.832%	10/1/55	2,000	2,083
Emory University	2.143%	9/1/30	1,000	1,021
Emory University	2.969%	9/1/50	400	418
Georgetown University	4.315%	4/1/49	457	539
Georgetown University	2.943%	4/1/50	315	287
Georgetown University	5.215%	10/1/18	684	963
1 Johns Hopkins University	4.083%	7/1/53	710	868
1 Johns Hopkins University	2.813%	1/1/60	100	99
Leland Stanford Junior University	3.647%	5/1/48	755	936
1 Massachusetts Institute of Technology	3.959%	7/1/38	600	751
Massachusetts Institute of Technology	2.989%	7/1/50	664	752
Massachusetts Institute of Technology	5.600%	7/1/11	1,487	2,619
Massachusetts Institute of Technology	4.678%	7/1/14	1,040	1,544
Massachusetts Institute of Technology	3.885%	7/1/16	1,005	1,249
1 Northwestern University	4.643%	12/1/44	690	885
1 Northwestern University	3.662%	12/1/57	977	1,241
President & Fellows of Harvard College	3.619%	10/1/37	436	509
President & Fellows of Harvard College	4.875%	10/15/40	423	595
President & Fellows of Harvard College	3.150%	7/15/46	10	12

President & Fellows of Harvard College	2.517%	10/15/50	1,000	1,036
President & Fellows of Harvard College	3.300%	7/15/56	1,000	1,230
1 Trustees of Boston College	3.129%	7/1/52	750	773
1 University of Chicago	4.003%	10/1/53	1,310	1,561
University of Notre Dame du Lac	3.394%	2/15/48	570	666
University of Pennsylvania	4.674%	9/1/12	600	832
University of Pennsylvania	3.610%	2/15/19	700	788
1 University of Southern California	3.028%	10/1/39	1,246	1,337
1 University of Southern California	3.841%	10/1/47	590	701
University of Southern California	2.805%	10/1/50	240	248
University of Southern California	3.226%	10/1/20	700	666
1 William Marsh Rice University	3.774%	5/15/55	150	184
1 William Marsh Rice University	3.574%	5/15/45	852	998

Technology (8.1%)
Analog Devices Inc.	5.300%	12/15/45	213	282
Apple Inc.	4.500%	2/23/36	934	1,217
Apple Inc.	3.850%	5/4/43	3,985	4,885
Apple Inc.	4.450%	5/6/44	2,991	3,926
Apple Inc.	3.450%	2/9/45	3,600	4,171
Apple Inc.	4.375%	5/13/45	4,488	5,847
Apple Inc.	4.650%	2/23/46	8,964	12,294
Apple Inc.	3.850%	8/4/46	2,199	2,697
Apple Inc.	4.250%	2/9/47	3,530	4,600
Apple Inc.	3.750%	9/12/47	3,371	4,089
Apple Inc.	3.750%	11/13/47	2,700	3,260
Apple Inc.	2.950%	9/11/49	2,875	3,133
Apple Inc.	2.650%	5/11/50	1,200	1,236
Applied Materials Inc.	1.750%	6/1/30	700	697
Applied Materials Inc.	5.100%	10/1/35	1,643	2,245
Applied Materials Inc.	5.850%	6/15/41	1,810	2,628
Applied Materials Inc.	4.350%	4/1/47	1,183	1,536
Applied Materials Inc.	2.750%	6/1/50	1,400	1,388
2 Broadcom Inc.	4.150%	11/15/30	5,000	5,221
Cisco Systems Inc.	5.900%	2/15/39	3,175	4,646
Cisco Systems Inc.	5.500%	1/15/40	3,000	4,301
Corning Inc.	4.700%	3/15/37	530	597
Corning Inc.	5.750%	8/15/40	256	322
Corning Inc.	4.750%	3/15/42	832	944
Corning Inc.	5.350%	11/15/48	710	878
Corning Inc.	4.375%	11/15/57	1,965	2,170
Corning Inc.	5.850%	11/15/68	1,432	1,743
Corning Inc.	5.450%	11/15/79	2,835	3,257
2 Dell International LLC / EMC Corp.	6.200%	7/15/30	450	515
2 Dell International LLC / EMC Corp.	8.100%	7/15/36	3,315	4,019
2 Dell International LLC / EMC Corp.	8.350%	7/15/46	3,276	4,136
Fidelity National Information Services Inc.	4.500%	8/15/46	658	803
Fiserv Inc.	4.400%	7/1/49	3,785	4,591
Global Payments Inc.	4.150%	8/15/49	1,525	1,697
Hewlett Packard Enterprise Co.	6.200%	10/15/35	23	27
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,309	3,911
HP Inc.	6.000%	9/15/41	1,968	2,210
Intel Corp.	4.000%	12/15/32	1,062	1,314
Intel Corp.	4.600%	3/25/40	650	845
Intel Corp.	4.800%	10/1/41	423	575
Intel Corp.	4.250%	12/15/42	1,729	2,168
Intel Corp.	4.900%	7/29/45	1,424	1,968

Intel Corp.	4.100%	5/19/46	1,492	1,826
Intel Corp.	4.100%	5/11/47	1,352	1,688
Intel Corp.	3.734%	12/8/47	2,905	3,405
Intel Corp.	3.250%	11/15/49	4,175	4,596
Intel Corp.	4.750%	3/25/50	4,905	6,732
Intel Corp.	3.100%	2/15/60	2,350	2,508
Intel Corp.	4.950%	3/25/60	3,010	4,339
International Business Machines Corp.	5.875%	11/29/32	1,215	1,694
International Business Machines Corp.	4.150%	5/15/39	2,732	3,242
International Business Machines Corp.	5.600%	11/30/39	1,820	2,480
International Business Machines Corp.	4.000%	6/20/42	2,822	3,273
International Business Machines Corp.	4.700%	2/19/46	1,850	2,342
International Business Machines Corp.	4.250%	5/15/49	5,741	7,073
International Business Machines Corp.	2.950%	5/15/50	590	595
Juniper Networks Inc.	5.950%	3/15/41	968	1,151
KLA Corp.	5.000%	3/15/49	1,625	2,094
KLA Corp.	3.300%	3/1/50	525	529
Lam Research Corp.	4.875%	3/15/49	405	543
Lam Research Corp.	2.875%	6/15/50	1,400	1,421
Microsoft Corp.	3.500%	2/12/35	3,747	4,544
Microsoft Corp.	4.200%	11/3/35	3,068	4,045
Microsoft Corp.	3.450%	8/8/36	5,562	6,561
Microsoft Corp.	4.100%	2/6/37	4,999	6,349
Microsoft Corp.	5.200%	6/1/39	1,300	1,881
Microsoft Corp.	4.500%	10/1/40	1,781	2,404
Microsoft Corp.	5.300%	2/8/41	450	657
Microsoft Corp.	3.500%	11/15/42	3,564	4,198
Microsoft Corp.	3.750%	5/1/43	1,296	1,596
Microsoft Corp.	4.875%	12/15/43	283	401
Microsoft Corp.	3.750%	2/12/45	3,245	4,015
Microsoft Corp.	4.450%	11/3/45	6,135	8,424
Microsoft Corp.	3.700%	8/8/46	9,556	11,910
Microsoft Corp.	4.250%	2/6/47	6,588	8,911
Microsoft Corp.	4.000%	2/12/55	5,145	6,566
Microsoft Corp.	4.750%	11/3/55	672	992
Microsoft Corp.	3.950%	8/8/56	3,849	5,026
Microsoft Corp.	4.500%	2/6/57	4,050	5,849
Motorola Solutions Inc.	5.500%	9/1/44	338	352
NVIDIA Corp.	3.500%	4/1/40	1,975	2,244
NVIDIA Corp.	3.500%	4/1/50	4,080	4,666
NVIDIA Corp.	3.700%	4/1/60	1,550	1,827
Oracle Corp.	4.300%	7/8/34	3,125	3,838
Oracle Corp.	3.900%	5/15/35	3,521	4,173
Oracle Corp.	3.850%	7/15/36	3,580	4,140
Oracle Corp.	3.800%	11/15/37	4,386	4,969
Oracle Corp.	6.500%	4/15/38	360	541
Oracle Corp.	6.125%	7/8/39	1,343	1,950
Oracle Corp.	3.600%	4/1/40	6,500	7,186
Oracle Corp.	5.375%	7/15/40	4,237	5,749
Oracle Corp.	4.500%	7/8/44	2,135	2,674
Oracle Corp.	4.125%	5/15/45	4,645	5,458
Oracle Corp.	4.000%	7/15/46	6,314	7,281
Oracle Corp.	4.000%	11/15/47	3,600	4,220
Oracle Corp.	3.600%	4/1/50	9,515	10,618
Oracle Corp.	4.375%	5/15/55	870	1,099
Oracle Corp.	3.850%	4/1/60	7,500	8,578
QUALCOMM Inc.	4.650%	5/20/35	3,168	4,064

QUALCOMM Inc.	4.800%	5/20/45	3,803	4,825
QUALCOMM Inc.	4.300%	5/20/47	675	819
Seagate HDD Cayman	5.750%	12/1/34	800	840
Texas Instruments Inc.	3.875%	3/15/39	2,575	3,256
Texas Instruments Inc.	4.150%	5/15/48	2,519	3,305
Tyco Electronics Group SA	7.125%	10/1/37	1,000	1,477
Verisk Analytics Inc.	5.500%	6/15/45	1,103	1,442

Transportation (3.6%)
1 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	985	872
Burlington Northern Santa Fe LLC	6.200%	8/15/36	323	445
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,080	1,505
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,725	2,387
Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,804	2,341
Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,143	1,477
Burlington Northern Santa Fe LLC	4.950%	9/15/41	886	1,135
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,438	1,750
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,434	2,962
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,854	3,509
Burlington Northern Santa Fe LLC	5.150%	9/1/43	14	19
Burlington Northern Santa Fe LLC	4.900%	4/1/44	952	1,238
Burlington Northern Santa Fe LLC	4.550%	9/1/44	440	547
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,702	2,030
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,000	1,267
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,163	2,512
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,300	2,762
Burlington Northern Santa Fe LLC	4.050%	6/15/48	216	262
Burlington Northern Santa Fe LLC	4.150%	12/15/48	650	792
Burlington Northern Santa Fe LLC	3.550%	2/15/50	315	349
Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,600	1,678
Canadian National Railway Co.	6.250%	8/1/34	1,103	1,613
Canadian National Railway Co.	6.200%	6/1/36	14	20
Canadian National Railway Co.	6.375%	11/15/37	906	1,339
Canadian National Railway Co.	4.500%	11/7/43	200	244
Canadian National Railway Co.	3.200%	8/2/46	1,250	1,361
Canadian National Railway Co.	3.650%	2/3/48	861	990
Canadian National Railway Co.	4.450%	1/20/49	1,560	2,080
Canadian National Railway Co.	2.450%	5/1/50	425	407
Canadian Pacific Railway Co.	7.125%	10/15/31	196	285
Canadian Pacific Railway Co.	4.800%	9/15/35	372	474
Canadian Pacific Railway Co.	5.950%	5/15/37	1,655	2,363
Canadian Pacific Railway Co.	4.800%	8/1/45	2,011	2,610
Canadian Pacific Railway Co.	6.125%	9/15/15	910	1,342
CSX Corp.	6.000%	10/1/36	468	619
CSX Corp.	6.150%	5/1/37	1,323	1,820
CSX Corp.	6.220%	4/30/40	575	812
CSX Corp.	5.500%	4/15/41	996	1,333
CSX Corp.	4.750%	5/30/42	1,550	1,887
CSX Corp.	4.400%	3/1/43	992	1,156
CSX Corp.	4.100%	3/15/44	799	928
CSX Corp.	3.800%	11/1/46	1,841	2,066
CSX Corp.	4.300%	3/1/48	2,013	2,450
CSX Corp.	4.750%	11/15/48	851	1,093
CSX Corp.	4.500%	3/15/49	425	537
CSX Corp.	3.350%	9/15/49	940	1,014
CSX Corp.	3.800%	4/15/50	1,050	1,214

CSX Corp.	3.950%	5/1/50	1,550	1,861
CSX Corp.	4.500%	8/1/54	1,286	1,582
CSX Corp.	4.250%	11/1/66	1,971	2,339
CSX Corp.	4.650%	3/1/68	960	1,227
FedEx Corp.	4.900%	1/15/34	2,001	2,321
FedEx Corp.	3.900%	2/1/35	620	644
FedEx Corp.	3.875%	8/1/42	354	329
FedEx Corp.	4.100%	4/15/43	1,443	1,443
FedEx Corp.	5.100%	1/15/44	508	565
FedEx Corp.	4.750%	11/15/45	1,279	1,355
FedEx Corp.	4.550%	4/1/46	2,670	2,756
FedEx Corp.	4.400%	1/15/47	2,626	2,666
FedEx Corp.	4.050%	2/15/48	2,330	2,265
FedEx Corp.	4.950%	10/17/48	1,335	1,468
FedEx Corp.	5.250%	5/15/50	2,500	2,909
1 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	125	112
Kansas City Southern	4.300%	5/15/43	440	509
Kansas City Southern	4.950%	8/15/45	1,303	1,651
Kansas City Southern	4.700%	5/1/48	1,095	1,368
Kansas City Southern	3.500%	5/1/50	995	1,055
Kansas City Southern	4.200%	11/15/69	720	756
Norfolk Southern Corp.	7.050%	5/1/37	172	250
Norfolk Southern Corp.	4.837%	10/1/41	1,525	1,907
Norfolk Southern Corp.	3.950%	10/1/42	1,220	1,344
Norfolk Southern Corp.	4.450%	6/15/45	1,428	1,725
Norfolk Southern Corp.	4.650%	1/15/46	1,435	1,799
Norfolk Southern Corp.	3.942%	11/1/47	1,702	1,978
Norfolk Southern Corp.	4.150%	2/28/48	1,165	1,397
Norfolk Southern Corp.	4.100%	5/15/49	1,155	1,349
Norfolk Southern Corp.	3.400%	11/1/49	1,072	1,131
Norfolk Southern Corp.	3.050%	5/15/50	1,000	1,012
Norfolk Southern Corp.	4.050%	8/15/52	690	799
2 Norfolk Southern Corp.	3.155%	5/15/55	776	776
Union Pacific Corp.	3.375%	2/1/35	291	328
Union Pacific Corp.	3.600%	9/15/37	1,000	1,100
Union Pacific Corp.	4.375%	9/10/38	1,948	2,334
Union Pacific Corp.	3.550%	8/15/39	328	363
Union Pacific Corp.	4.300%	6/15/42	755	876
Union Pacific Corp.	4.250%	4/15/43	335	391
Union Pacific Corp.	4.150%	1/15/45	665	772
Union Pacific Corp.	4.050%	11/15/45	1,522	1,773
Union Pacific Corp.	4.050%	3/1/46	1,350	1,562
Union Pacific Corp.	3.350%	8/15/46	457	471
Union Pacific Corp.	4.000%	4/15/47	1,201	1,400
Union Pacific Corp.	4.500%	9/10/48	1,100	1,342
Union Pacific Corp.	4.300%	3/1/49	1,585	1,995
Union Pacific Corp.	3.250%	2/5/50	1,090	1,163
Union Pacific Corp.	3.799%	10/1/51	3,581	4,188
Union Pacific Corp.	3.875%	2/1/55	878	1,004
Union Pacific Corp.	4.800%	9/10/58	50	64
Union Pacific Corp.	3.950%	8/15/59	850	977
Union Pacific Corp.	3.839%	3/20/60	3,488	3,968
Union Pacific Corp.	4.375%	11/15/65	1,646	1,958
Union Pacific Corp.	4.100%	9/15/67	945	1,092
Union Pacific Corp.	3.750%	2/5/70	615	684
1 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	156	145

1 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,400	1,235
United Parcel Service Inc.	6.200%	1/15/38	8	12
United Parcel Service Inc.	5.200%	4/1/40	1,280	1,696
United Parcel Service Inc.	4.875%	11/15/40	2,000	2,499
United Parcel Service Inc.	3.625%	10/1/42	865	946
United Parcel Service Inc.	3.400%	11/15/46	989	1,030
United Parcel Service Inc.	3.750%	11/15/47	950	1,085
United Parcel Service Inc.	4.250%	3/15/49	1,735	2,119
United Parcel Service Inc.	3.400%	9/1/49	1,380	1,484
United Parcel Service Inc.	5.300%	4/1/50	2,865	4,043
United Parcel Service of America Inc.	7.620%	4/1/30	325	461
				3,026,946
Utilities (12.1%)
Electric (10.9%)
AEP Texas Inc.	3.800%	10/1/47	777	866
AEP Texas Inc.	3.450%	1/15/50	1,555	1,665
AEP Transmission Co. LLC	4.000%	12/1/46	1,075	1,260
AEP Transmission Co. LLC	3.750%	12/1/47	1,178	1,319
AEP Transmission Co. LLC	4.250%	9/15/48	500	604
AEP Transmission Co. LLC	3.800%	6/15/49	600	693
AEP Transmission Co. LLC	3.150%	9/15/49	925	969
AEP Transmission Co. LLC	3.650%	4/1/50	950	1,089
Alabama Power Co.	6.125%	5/15/38	737	1,036
Alabama Power Co.	6.000%	3/1/39	16	22
Alabama Power Co.	3.850%	12/1/42	953	1,069
Alabama Power Co.	4.150%	8/15/44	978	1,144
Alabama Power Co.	3.750%	3/1/45	1,115	1,230
Alabama Power Co.	4.300%	1/2/46	810	970
Alabama Power Co.	3.700%	12/1/47	1,840	2,049
Alabama Power Co.	4.300%	7/15/48	407	495
Alabama Power Co.	3.450%	10/1/49	245	267
Ameren Corp.	3.500%	1/15/31	1,060	1,175
Ameren Illinois Co.	4.150%	3/15/46	176	213
Ameren Illinois Co.	3.700%	12/1/47	1,465	1,670
Ameren Illinois Co.	4.500%	3/15/49	480	620
Ameren Illinois Co.	3.250%	3/15/50	1,250	1,326
Appalachian Power Co.	7.000%	4/1/38	788	1,076
Appalachian Power Co.	4.400%	5/15/44	1,928	2,255
Appalachian Power Co.	4.450%	6/1/45	19	22
Appalachian Power Co.	4.500%	3/1/49	1,422	1,692
Arizona Public Service Co.	5.050%	9/1/41	217	265
Arizona Public Service Co.	4.500%	4/1/42	1,191	1,408
Arizona Public Service Co.	4.350%	11/15/45	383	449
Arizona Public Service Co.	3.750%	5/15/46	205	222
Arizona Public Service Co.	4.200%	8/15/48	1,035	1,201
Arizona Public Service Co.	4.250%	3/1/49	775	912
Arizona Public Service Co.	3.500%	12/1/49	790	835
Avista Corp.	4.350%	6/1/48	295	362
Baltimore Gas & Electric Co.	6.350%	10/1/36	873	1,219
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,725	1,893
Baltimore Gas & Electric Co.	3.750%	8/15/47	950	1,095
Baltimore Gas & Electric Co.	4.250%	9/15/48	487	591
Baltimore Gas & Electric Co.	3.200%	9/15/49	220	231
2 Berkshire Hathaway Energy Co.	3.700%	7/15/30	1,200	1,388
Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,301	4,773
Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,186

Berkshire Hathaway Energy Co.	5.150%	11/15/43	3,069	4,095
Berkshire Hathaway Energy Co.	3.800%	7/15/48	935	1,077
Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,095	2,632
2 Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,520	1,903
Black Hills Corp.	4.350%	5/1/33	297	330
Black Hills Corp.	4.200%	9/15/46	446	461
Black Hills Corp.	3.875%	10/15/49	500	498
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	380	564
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	792	881
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	14	17
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	815	968
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	726	891
CenterPoint Energy Inc.	3.700%	9/1/49	1,100	1,105
Cleco Corporate Holdings LLC	4.973%	5/1/46	800	737
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,003	1,271
CMS Energy Corp.	4.875%	3/1/44	557	703
Commonwealth Edison Co.	5.900%	3/15/36	2,057	2,814
Commonwealth Edison Co.	6.450%	1/15/38	472	689
Commonwealth Edison Co.	3.800%	10/1/42	764	875
Commonwealth Edison Co.	4.600%	8/15/43	666	842
Commonwealth Edison Co.	4.700%	1/15/44	1,101	1,417
Commonwealth Edison Co.	3.700%	3/1/45	1,120	1,281
Commonwealth Edison Co.	4.350%	11/15/45	1,238	1,539
Commonwealth Edison Co.	3.650%	6/15/46	800	910
Commonwealth Edison Co.	3.750%	8/15/47	3,058	3,475
Commonwealth Edison Co.	4.000%	3/1/48	395	471
Commonwealth Edison Co.	4.000%	3/1/49	215	258
Commonwealth Edison Co.	3.200%	11/15/49	340	360
Commonwealth Edison Co.	3.000%	3/1/50	290	303
Connecticut Light & Power Co.	4.300%	4/15/44	573	705
Connecticut Light & Power Co.	4.150%	6/1/45	752	916
Connecticut Light & Power Co.	4.000%	4/1/48	2,785	3,404
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	829	1,083
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,298	1,731
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,265	1,721
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,430	2,012
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	607	899
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	280	373
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	360	491
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,196	1,391
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,532	1,732
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,486	3,007
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	4	5
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	808	908
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,811	2,041
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,439	1,828
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	295	349
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	410	508
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,860	2,199
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,075	1,233
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,055	2,524
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	625	681
Consumers Energy Co.	3.950%	5/15/43	200	241
Consumers Energy Co.	3.250%	8/15/46	2,021	2,229
Consumers Energy Co.	4.050%	5/15/48	553	685
Consumers Energy Co.	4.350%	4/15/49	2,496	3,261
Consumers Energy Co.	3.100%	8/15/50	2,069	2,248

Consumers Energy Co.	3.500%	8/1/51	400	466
Consumers Energy Co.	2.500%	5/1/60	1,200	1,127
Dayton Power & Light Co.	3.950%	6/15/49	930	1,015
Delmarva Power & Light Co.	4.150%	5/15/45	1,038	1,226
Dominion Energy Inc.	6.300%	3/15/33	282	385
Dominion Energy Inc.	5.250%	8/1/33	549	645
Dominion Energy Inc.	5.950%	6/15/35	784	999
Dominion Energy Inc.	7.000%	6/15/38	476	660
Dominion Energy Inc.	4.900%	8/1/41	778	924
Dominion Energy Inc.	4.050%	9/15/42	680	735
Dominion Energy Inc.	4.700%	12/1/44	765	918
Dominion Energy Inc.	4.600%	3/15/49	215	264
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,005	1,425
Dominion Energy South Carolina Inc.	5.300%	5/15/33	705	938
Dominion Energy South Carolina Inc.	6.050%	1/15/38	610	854
Dominion Energy South Carolina Inc.	5.450%	2/1/41	476	643
Dominion Energy South Carolina Inc.	4.600%	6/15/43	845	1,061
Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,202	1,660
DTE Electric Co.	2.625%	3/1/31	475	508
DTE Electric Co.	4.000%	4/1/43	760	897
DTE Electric Co.	4.300%	7/1/44	674	830
DTE Electric Co.	3.700%	3/15/45	453	507
DTE Electric Co.	3.700%	6/1/46	550	630
DTE Electric Co.	3.750%	8/15/47	913	1,061
DTE Electric Co.	4.050%	5/15/48	335	409
DTE Electric Co.	3.950%	3/1/49	2,210	2,673
DTE Electric Co.	2.950%	3/1/50	455	473
DTE Energy Co.	6.375%	4/15/33	902	1,202
Duke Energy Carolinas LLC	6.450%	10/15/32	168	233
Duke Energy Carolinas LLC	6.100%	6/1/37	2,025	2,816
Duke Energy Carolinas LLC	6.000%	1/15/38	981	1,417
Duke Energy Carolinas LLC	6.050%	4/15/38	532	775
Duke Energy Carolinas LLC	5.300%	2/15/40	2,263	3,069
Duke Energy Carolinas LLC	4.250%	12/15/41	336	406
Duke Energy Carolinas LLC	4.000%	9/30/42	2,035	2,426
Duke Energy Carolinas LLC	3.750%	6/1/45	375	432
Duke Energy Carolinas LLC	3.875%	3/15/46	920	1,085
Duke Energy Carolinas LLC	3.700%	12/1/47	1,830	2,151
Duke Energy Carolinas LLC	3.950%	3/15/48	299	359
Duke Energy Carolinas LLC	3.200%	8/15/49	670	724
Duke Energy Corp.	2.450%	6/1/30	500	515
Duke Energy Corp.	4.800%	12/15/45	2,115	2,659
Duke Energy Corp.	3.750%	9/1/46	1,875	2,052
Duke Energy Corp.	3.950%	8/15/47	1,375	1,568
Duke Energy Corp.	4.200%	6/15/49	530	635
Duke Energy Florida LLC	6.350%	9/15/37	1,355	1,935
Duke Energy Florida LLC	6.400%	6/15/38	1	1
Duke Energy Florida LLC	5.650%	4/1/40	825	1,150
Duke Energy Florida LLC	3.850%	11/15/42	425	492
Duke Energy Florida LLC	3.400%	10/1/46	1,653	1,836
Duke Energy Florida LLC	4.200%	7/15/48	1,800	2,232
Duke Energy Indiana LLC	6.120%	10/15/35	1,124	1,511
Duke Energy Indiana LLC	6.350%	8/15/38	506	728
Duke Energy Indiana LLC	6.450%	4/1/39	18	26
Duke Energy Indiana LLC	4.900%	7/15/43	734	959
Duke Energy Indiana LLC	3.750%	5/15/46	605	695
Duke Energy Indiana LLC	3.250%	10/1/49	765	820

Duke Energy Ohio Inc.	4.300%	2/1/49	2,148	2,686
Duke Energy Progress LLC	6.300%	4/1/38	888	1,276
Duke Energy Progress LLC	4.100%	5/15/42	1,164	1,391
Duke Energy Progress LLC	4.100%	3/15/43	530	636
Duke Energy Progress LLC	4.375%	3/30/44	1,201	1,497
Duke Energy Progress LLC	4.150%	12/1/44	1,285	1,557
Duke Energy Progress LLC	4.200%	8/15/45	1,815	2,213
Duke Energy Progress LLC	3.700%	10/15/46	1,184	1,361
Duke Energy Progress LLC	3.600%	9/15/47	1,350	1,527
El Paso Electric Co.	6.000%	5/15/35	749	981
El Paso Electric Co.	5.000%	12/1/44	283	327
Emera US Finance LP	4.750%	6/15/46	2,013	2,263
Entergy Arkansas LLC	4.200%	4/1/49	1,025	1,263
Entergy Corp.	2.800%	6/15/30	500	517
Entergy Corp.	3.750%	6/15/50	1,000	1,089
Entergy Louisiana LLC	3.050%	6/1/31	525	578
Entergy Louisiana LLC	4.000%	3/15/33	1,979	2,398
Entergy Louisiana LLC	4.950%	1/15/45	8	9
Entergy Louisiana LLC	4.200%	9/1/48	2,700	3,343
Entergy Louisiana LLC	4.200%	4/1/50	975	1,220
Entergy Mississippi LLC	3.850%	6/1/49	820	972
Entergy Texas Inc.	4.500%	3/30/39	200	241
Entergy Texas Inc.	3.550%	9/30/49	395	425
Evergy Kansas Central Inc.	3.450%	4/15/50	725	793
Evergy Metro Inc.	2.250%	6/1/30	800	821
Eversource Energy	3.450%	1/15/50	230	236
Exelon Corp.	4.950%	6/15/35	965	1,178
Exelon Corp.	5.625%	6/15/35	1,603	2,097
Exelon Corp.	5.100%	6/15/45	1,059	1,351
Exelon Corp.	4.450%	4/15/46	1,545	1,803
Exelon Corp.	4.700%	4/15/50	1,625	2,033
Exelon Generation Co. LLC	6.250%	10/1/39	872	1,030
Exelon Generation Co. LLC	5.750%	10/1/41	1,117	1,211
Exelon Generation Co. LLC	5.600%	6/15/42	1,975	2,243
FirstEnergy Corp.	7.375%	11/15/31	3,605	5,276
FirstEnergy Corp.	4.850%	7/15/47	2,519	3,155
FirstEnergy Corp.	3.400%	3/1/50	1,295	1,346
Florida Power & Light Co.	5.625%	4/1/34	210	296
Florida Power & Light Co.	4.950%	6/1/35	921	1,280
Florida Power & Light Co.	5.650%	2/1/37	663	921
Florida Power & Light Co.	5.950%	2/1/38	640	961
Florida Power & Light Co.	5.960%	4/1/39	290	434
Florida Power & Light Co.	5.690%	3/1/40	766	1,111
Florida Power & Light Co.	5.250%	2/1/41	1,024	1,419
Florida Power & Light Co.	4.125%	2/1/42	275	344
Florida Power & Light Co.	4.050%	6/1/42	695	865
Florida Power & Light Co.	3.800%	12/15/42	1,360	1,621
Florida Power & Light Co.	4.050%	10/1/44	867	1,074
Florida Power & Light Co.	3.700%	12/1/47	935	1,111
Florida Power & Light Co.	3.950%	3/1/48	410	518
Florida Power & Light Co.	4.125%	6/1/48	1,220	1,550
Florida Power & Light Co.	3.990%	3/1/49	3,300	4,190
Florida Power & Light Co.	3.150%	10/1/49	2,541	2,848
Georgia Power Co.	4.750%	9/1/40	1,022	1,217
Georgia Power Co.	4.300%	3/15/42	2,147	2,479
Georgia Power Co.	4.300%	3/15/43	465	532
Georgia Power Co.	3.700%	1/30/50	939	1,033

Iberdrola International BV	6.750%	7/15/36	1,196	1,623
Indiana Michigan Power Co.	6.050%	3/15/37	445	604
Indiana Michigan Power Co.	4.550%	3/15/46	953	1,185
Indiana Michigan Power Co.	3.750%	7/1/47	838	921
Indiana Michigan Power Co.	4.250%	8/15/48	555	665
Interstate Power & Light Co.	6.250%	7/15/39	240	335
Interstate Power & Light Co.	3.700%	9/15/46	455	494
Interstate Power & Light Co.	3.500%	9/30/49	425	448
Interstate Power & Light Co.	2.300%	6/1/30	500	506
ITC Holdings Corp.	5.300%	7/1/43	706	871
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	820	1,020
Kansas City Power & Light Co.	5.300%	10/1/41	495	648
Kansas City Power & Light Co.	4.200%	6/15/47	670	807
Kansas City Power & Light Co.	4.200%	3/15/48	270	328
Kansas City Power & Light Co.	4.125%	4/1/49	720	866
Kentucky Utilities Co.	5.125%	11/1/40	252	328
Kentucky Utilities Co.	4.375%	10/1/45	330	400
Kentucky Utilities Co.	3.300%	6/1/50	1,000	1,046
Louisville Gas & Electric Co.	4.250%	4/1/49	955	1,132
MidAmerican Energy Co.	6.750%	12/30/31	275	400
MidAmerican Energy Co.	5.750%	11/1/35	1,098	1,586
MidAmerican Energy Co.	5.800%	10/15/36	935	1,289
MidAmerican Energy Co.	4.800%	9/15/43	754	984
MidAmerican Energy Co.	4.400%	10/15/44	264	330
MidAmerican Energy Co.	4.250%	5/1/46	1,490	1,868
MidAmerican Energy Co.	3.650%	8/1/48	1,845	2,136
MidAmerican Energy Co.	4.250%	7/15/49	361	459
MidAmerican Energy Co.	3.150%	4/15/50	850	921
Mississippi Power Co.	4.250%	3/15/42	581	632
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	442	662
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	235	271
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	889	1,121
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	1,705	2,145
Nevada Power Co.	6.650%	4/1/36	593	843
Nevada Power Co.	6.750%	7/1/37	886	1,296
Nevada Power Co.	3.125%	8/1/50	920	959
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,000	1,019
Northern States Power Co.	6.250%	6/1/36	485	694
Northern States Power Co.	6.200%	7/1/37	231	343
Northern States Power Co.	5.350%	11/1/39	483	662
Northern States Power Co.	3.400%	8/15/42	1,125	1,246
Northern States Power Co.	4.125%	5/15/44	683	829
Northern States Power Co.	4.000%	8/15/45	945	1,130
Northern States Power Co.	3.600%	5/15/46	1,059	1,217
Northern States Power Co.	3.600%	9/15/47	1,547	1,789
Northern States Power Co.	2.900%	3/1/50	1,140	1,203
NorthWestern Corp.	4.176%	11/15/44	1,219	1,370
NSTAR Electric Co.	5.500%	3/15/40	973	1,302
NSTAR Electric Co.	4.400%	3/1/44	265	325
Oglethorpe Power Corp.	5.950%	11/1/39	1,390	1,820
Oglethorpe Power Corp.	5.375%	11/1/40	1,480	1,660
Oglethorpe Power Corp.	5.050%	10/1/48	130	150
Oglethorpe Power Corp.	5.250%	9/1/50	193	220

Ohio Power Co.	4.150%	4/1/48	375	451
Ohio Power Co.	4.000%	6/1/49	1,120	1,326
Oklahoma Gas & Electric Co.	4.150%	4/1/47	205	234
Oklahoma Gas & Electric Co.	3.850%	8/15/47	210	229
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	569	831
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	293	441
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,150	1,851
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	910	1,208
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	905	1,151
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,611	2,242
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,002	1,175
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,220	1,455
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,275	1,579
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	690	818
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	520	563
PacifiCorp	2.700%	9/15/30	500	538
PacifiCorp	5.250%	6/15/35	1,056	1,430
PacifiCorp	6.100%	8/1/36	1,315	1,807
PacifiCorp	5.750%	4/1/37	1,546	2,072
PacifiCorp	6.250%	10/15/37	1,190	1,683
PacifiCorp	6.350%	7/15/38	875	1,262
PacifiCorp	6.000%	1/15/39	1,202	1,688
PacifiCorp	4.100%	2/1/42	855	1,003
PacifiCorp	4.125%	1/15/49	1,862	2,266
PacifiCorp	4.150%	2/15/50	430	528
PacifiCorp	3.300%	3/15/51	1,000	1,094
PECO Energy Co.	5.950%	10/1/36	533	729
PECO Energy Co.	4.150%	10/1/44	1,102	1,336
PECO Energy Co.	3.900%	3/1/48	1,801	2,161
PECO Energy Co.	3.000%	9/15/49	190	200
Potomac Electric Power Co.	6.500%	11/15/37	528	758
Potomac Electric Power Co.	4.150%	3/15/43	1,200	1,413
PPL Capital Funding Inc.	4.700%	6/1/43	766	867
PPL Capital Funding Inc.	5.000%	3/15/44	710	828
PPL Capital Funding Inc.	4.000%	9/15/47	2,240	2,335
PPL Electric Utilities Corp.	6.250%	5/15/39	250	366
PPL Electric Utilities Corp.	4.750%	7/15/43	800	1,029
PPL Electric Utilities Corp.	4.125%	6/15/44	960	1,135
PPL Electric Utilities Corp.	4.150%	10/1/45	1,100	1,314
PPL Electric Utilities Corp.	3.950%	6/1/47	2,235	2,648
PPL Electric Utilities Corp.	4.150%	6/15/48	495	612
Progress Energy Inc.	7.750%	3/1/31	960	1,364
Progress Energy Inc.	6.000%	12/1/39	1,232	1,621
PSEG Power LLC	8.625%	4/15/31	611	826
Public Service Co. of Colorado	6.250%	9/1/37	660	971
Public Service Co. of Colorado	6.500%	8/1/38	330	491
Public Service Co. of Colorado	3.600%	9/15/42	1,411	1,581
Public Service Co. of Colorado	4.300%	3/15/44	1,023	1,259
Public Service Co. of Colorado	3.800%	6/15/47	347	402
Public Service Co. of Colorado	4.100%	6/15/48	725	889
Public Service Co. of Colorado	4.050%	9/15/49	1,530	1,881
Public Service Co. of Colorado	3.200%	3/1/50	1,170	1,280
Public Service Co. of New Hampshire	3.600%	7/1/49	550	624
Public Service Electric & Gas Co.	5.800%	5/1/37	713	1,002
Public Service Electric & Gas Co.	5.500%	3/1/40	475	669
Public Service Electric & Gas Co.	3.950%	5/1/42	855	1,024
Public Service Electric & Gas Co.	3.650%	9/1/42	1,336	1,535

Public Service Electric & Gas Co.	3.800%	1/1/43	1,170	1,375
Public Service Electric & Gas Co.	3.800%	3/1/46	691	825
Public Service Electric & Gas Co.	3.600%	12/1/47	660	770
Public Service Electric & Gas Co.	3.850%	5/1/49	800	976
Public Service Electric & Gas Co.	3.200%	8/1/49	1,100	1,214
Public Service Electric & Gas Co.	3.150%	1/1/50	475	517
Public Service Electric & Gas Co.	2.700%	5/1/50	500	506
2 Puget Energy Inc.	4.100%	6/15/30	500	530
Puget Sound Energy Inc.	6.274%	3/15/37	191	270
Puget Sound Energy Inc.	5.757%	10/1/39	1,190	1,601
Puget Sound Energy Inc.	5.795%	3/15/40	302	408
Puget Sound Energy Inc.	5.638%	4/15/41	778	1,049
Puget Sound Energy Inc.	4.300%	5/20/45	1,216	1,467
Puget Sound Energy Inc.	4.223%	6/15/48	1,622	1,963
Puget Sound Energy Inc.	3.250%	9/15/49	1,027	1,075
San Diego Gas & Electric Co.	6.000%	6/1/39	294	411
San Diego Gas & Electric Co.	4.500%	8/15/40	286	336
San Diego Gas & Electric Co.	3.750%	6/1/47	815	906
San Diego Gas & Electric Co.	4.150%	5/15/48	655	763
San Diego Gas & Electric Co.	4.100%	6/15/49	1,000	1,171
San Diego Gas & Electric Co.	3.320%	4/15/50	1,000	1,064
Southern California Edison Co.	2.250%	6/1/30	1,300	1,295
Southern California Edison Co.	6.000%	1/15/34	653	862
Southern California Edison Co.	5.750%	4/1/35	252	334
Southern California Edison Co.	5.350%	7/15/35	1,186	1,512
Southern California Edison Co.	5.625%	2/1/36	430	518
Southern California Edison Co.	5.550%	1/15/37	195	235
Southern California Edison Co.	5.950%	2/1/38	1,418	1,835
Southern California Edison Co.	5.500%	3/15/40	1,439	1,815
Southern California Edison Co.	4.500%	9/1/40	931	1,086
Southern California Edison Co.	4.050%	3/15/42	1,100	1,210
Southern California Edison Co.	3.900%	3/15/43	745	802
Southern California Edison Co.	4.650%	10/1/43	651	767
Southern California Edison Co.	3.600%	2/1/45	1,009	1,051
Southern California Edison Co.	4.000%	4/1/47	3,070	3,365
Southern California Edison Co.	4.125%	3/1/48	3,496	3,956
Southern California Edison Co.	4.875%	3/1/49	1,575	1,956
Southern California Edison Co.	3.650%	2/1/50	1,100	1,173
Southern Co.	4.250%	7/1/36	217	242
Southern Co.	4.400%	7/1/46	3,140	3,697
Southern Power Co.	5.150%	9/15/41	1,098	1,181
Southern Power Co.	5.250%	7/15/43	560	610
Southern Power Co.	4.950%	12/15/46	1,210	1,240
Southwestern Electric Power Co.	6.200%	3/15/40	310	419
Southwestern Electric Power Co.	3.900%	4/1/45	387	405
Southwestern Electric Power Co.	3.850%	2/1/48	282	295
Southwestern Public Service Co.	4.500%	8/15/41	386	459
Southwestern Public Service Co.	3.400%	8/15/46	950	1,013
Southwestern Public Service Co.	3.700%	8/15/47	1,044	1,160
Southwestern Public Service Co.	4.400%	11/15/48	190	234
Southwestern Public Service Co.	3.750%	6/15/49	1,568	1,784
Southwestern Public Service Co.	3.150%	5/1/50	500	526
Tampa Electric Co.	4.100%	6/15/42	220	251
Tampa Electric Co.	4.350%	5/15/44	815	972
Tampa Electric Co.	4.300%	6/15/48	385	463
Tampa Electric Co.	4.450%	6/15/49	650	817
Tampa Electric Co.	3.625%	6/15/50	950	1,081

Toledo Edison Co.	6.150%	5/15/37	313	445
Tucson Electric Power Co.	4.850%	12/1/48	615	783
Union Electric Co.	5.300%	8/1/37	298	384
Union Electric Co.	8.450%	3/15/39	345	553
Union Electric Co.	3.900%	9/15/42	803	928
Union Electric Co.	3.650%	4/15/45	440	495
Union Electric Co.	4.000%	4/1/48	1,230	1,460
Union Electric Co.	3.250%	10/1/49	1,300	1,390
Virginia Electric & Power Co.	6.000%	1/15/36	782	1,069
Virginia Electric & Power Co.	6.000%	5/15/37	599	833
Virginia Electric & Power Co.	6.350%	11/30/37	1,163	1,664
Virginia Electric & Power Co.	8.875%	11/15/38	8	13
Virginia Electric & Power Co.	4.000%	1/15/43	1,878	2,209
Virginia Electric & Power Co.	4.650%	8/15/43	292	371
Virginia Electric & Power Co.	4.450%	2/15/44	2,034	2,526
Virginia Electric & Power Co.	4.200%	5/15/45	800	971
Virginia Electric & Power Co.	4.000%	11/15/46	1,666	2,009
Virginia Electric & Power Co.	3.800%	9/15/47	2,213	2,592
Virginia Electric & Power Co.	4.600%	12/1/48	380	494
Virginia Electric & Power Co.	3.300%	12/1/49	1,171	1,298
Westar Energy Inc.	4.125%	3/1/42	1,313	1,525
Westar Energy Inc.	4.100%	4/1/43	1,524	1,774
Westar Energy Inc.	4.250%	12/1/45	647	789
Wisconsin Electric Power Co.	5.625%	5/15/33	760	1,008
Wisconsin Electric Power Co.	5.700%	12/1/36	300	409
Wisconsin Electric Power Co.	4.300%	10/15/48	1,350	1,619
Wisconsin Power & Light Co.	6.375%	8/15/37	799	1,117
Wisconsin Power & Light Co.	3.650%	4/1/50	1,000	1,110
Wisconsin Public Service Corp.	3.671%	12/1/42	653	704
Wisconsin Public Service Corp.	4.752%	11/1/44	373	463
Wisconsin Public Service Corp.	3.300%	9/1/49	400	430
Xcel Energy Inc.	3.400%	6/1/30	1,000	1,120
Xcel Energy Inc.	6.500%	7/1/36	575	808
Xcel Energy Inc.	3.500%	12/1/49	305	331

Natural Gas (0.9%)
Atmos Energy Corp.	5.500%	6/15/41	430	584
Atmos Energy Corp.	4.150%	1/15/43	1,537	1,834
Atmos Energy Corp.	4.125%	10/15/44	740	888
Atmos Energy Corp.	4.300%	10/1/48	325	406
Atmos Energy Corp.	4.125%	3/15/49	935	1,144
Atmos Energy Corp.	3.375%	9/15/49	2,716	2,954
CenterPoint Energy Resources Corp.	5.850%	1/15/41	646	813
CenterPoint Energy Resources Corp.	4.100%	9/1/47	859	931
KeySpan Corp.	5.803%	4/1/35	390	464
NiSource Finance Corp.	5.950%	6/15/41	1,247	1,656
NiSource Finance Corp.	5.250%	2/15/43	648	809
NiSource Finance Corp.	4.800%	2/15/44	1,111	1,329
NiSource Finance Corp.	5.650%	2/1/45	625	828
NiSource Finance Corp.	4.375%	5/15/47	3,045	3,608
NiSource Finance Corp.	3.950%	3/30/48	775	871
ONE Gas Inc.	4.658%	2/1/44	1,271	1,557
ONE Gas Inc.	4.500%	11/1/48	245	302
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	255	312
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	360	391
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,000	1,046
Sempra Energy	3.800%	2/1/38	2,622	2,781

Sempra Energy	6.000%	10/15/39	2,393	3,167
Sempra Energy	4.000%	2/1/48	2,270	2,540
Southern California Gas Co.	5.125%	11/15/40	595	763
Southern California Gas Co.	3.750%	9/15/42	290	323
Southern California Gas Co.	4.125%	6/1/48	340	412
Southern California Gas Co.	4.300%	1/15/49	1,040	1,286
Southern California Gas Co.	3.950%	2/15/50	455	548
Southern Co. Gas Capital Corp.	5.875%	3/15/41	330	425
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,686
Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,565	1,674
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,000	1,150
Southwest Gas Corp.	3.800%	9/29/46	550	584
Southwest Gas Corp.	4.150%	6/1/49	590	665
Washington Gas Light Co.	3.796%	9/15/46	993	1,095

Other Utility (0.3%)
American Water Capital Corp.	6.593%	10/15/37	548	799
American Water Capital Corp.	4.300%	12/1/42	1,115	1,330
American Water Capital Corp.	4.300%	9/1/45	765	929
American Water Capital Corp.	4.000%	12/1/46	665	779
American Water Capital Corp.	3.750%	9/1/47	988	1,116
American Water Capital Corp.	4.200%	9/1/48	1,355	1,637
American Water Capital Corp.	4.150%	6/1/49	1,275	1,538
American Water Capital Corp.	3.450%	5/1/50	1,000	1,096
Essential Utilities Inc.	4.276%	5/1/49	1,050	1,233
Essential Utilities Inc.	3.351%	4/15/50	1,100	1,123
Veolia Environnement SA	6.750%	6/1/38	222	302
				523,990
Total Corporate Bonds (Cost $3,957,534)				4,261,096
Taxable Municipal Bonds (0.2%)
California Institute of Technology	3.650%	9/1/19	625	684
George Washington University	4.300%	9/15/44	635	740
George Washington University	4.868%	9/15/45	285	364
George Washington University	4.126%	9/15/48	1,896	2,232
Michigan Finance Authority	3.084%	12/1/34	465	497
Princeton University	5.700%	3/1/39	915	1,390
University of Southern California	5.250%	10/1/11	220	340
Total Taxable Municipal Bonds (Cost $6,060)				6,247

Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
4 Vanguard Market Liquidity Fund (Cost $499)	0.307%		4,996	500
Total Investments (98.9%) (Cost $3,964,093)				4,267,843
Other Assets and Liabilities -Net (1.1%)				48,720
Net Assets (100%)				4,316,563
Cost is in $000.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $105,889,000, representing 2.5% of net assets.
3 Securities with a value of $1,302,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Long-Term Corporate Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

_Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2020	291	45,782	11
				11
Short Futures Contracts
30-Year U.S. Treasury Bond	September 2020	(108)	(19,265)	27
Ultra Long U.S. Treasury Bond	September 2020	(84)	(18,315)	(70)
				(43)
				(32)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset c lasses with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Long-Term Corporate Bond Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	4,261,096	—	4,261,096
Taxable Municipal Bonds	—	6,247	—	6,247
Temporary Cash Investments	500	—	—	500
Total	500	4,267,343	—	4,267,843
Derivative Financial Instruments
Assets
Futures Contracts[1]	11	—	—	11
Liabilities
Futures Contracts[1]	273	—	—	273
1 Represents variation margin on the last day of the reporting period.